Hartford Longevity Economy ETF
Schedule of Investments June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Automobiles & Components - 1.4%
7,637	Ford Motor Co.*	$113,486
3,571	General Motors Co.*	211,296
113	Gentherm, Inc.*	8,029
46	Tesla, Inc.*	31,266

		364,077

	Banks - 3.9%
4,445	Bank of America Corp.	183,267
1,785	Citigroup, Inc.	126,289
949	Citizens Financial Group, Inc.	43,531
2,128	Fifth Third Bancorp	81,353
2,532	First Interstate BancSystem, Inc. Class A	105,914
543	Hilltop Holdings, Inc.	19,765
1,045	JP Morgan Chase & Co.	162,539
152	KeyCorp.	3,139
227	PNC Financial Services Group, Inc.	43,303
1,994	Regions Financial Corp.	40,239
189	SVB Financial Group*	105,165
75	Truist Financial Corp.	4,162
1,216	U.S. Bancorp	69,276

		987,942

	Capital Goods - 1.9%
170	BWX Technologies, Inc.	9,880
509	General Dynamics Corp.	95,824
151	Huntington Ingalls Industries, Inc.	31,823
228	L3Harris Technologies, Inc.	49,282
304	Lockheed Martin Corp.	115,019
119	Northrop Grumman Corp.	43,248
157	Teledyne Technologies, Inc.*	65,756
835	Textron, Inc.	57,423
29	TransDigm Group, Inc.*	18,772

		487,027

	Consumer Durables & Apparel - 3.2%
170	Acushnet Holdings Corp.	8,398
969	Century Communities, Inc.	64,477
54	Deckers Outdoor Corp.*	20,740
627	Garmin Ltd.	90,689
247	Hanesbrands, Inc.	4,611
151	Hasbro, Inc.	14,273
1,215	Kontoor Brands, Inc.	68,538
1,767	La-Z-Boy, Inc.	65,450
1,444	Levi Strauss & Co. Class A	40,028
380	Mattel, Inc.*	7,638
133	Meritage Homes Corp.*	12,513
190	Mohawk Industries, Inc.*	36,516
722	NIKE, Inc. Class B	111,542
7	NVR, Inc.*	34,813
643	Sturm Ruger & Co., Inc.	57,857
988	Tempur Sealy International, Inc.	38,720
626	Tupperware Brands Corp.*	14,867
490	Whirlpool Corp.	106,830

		798,500

	Consumer Services - 1.7%
473	Airbnb, Inc. Class A*	72,435
44	Booking Holdings, Inc.*	96,276
645	Boyd Gaming Corp.*	39,661
133	Domino’s Pizza, Inc.	62,043
36	Graham Holdings Co. Class B	22,821
341	Las Vegas Sands Corp.*	17,967
512	MGM Resorts International	21,837
702	Stride, Inc.*	22,555

Hartford Longevity Economy ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
94	Vail Resorts, Inc.*	$29,753
418	Yum! Brands, Inc.	48,083

		433,431

	Diversified Financials - 3.9%
1,310	Ally Financial, Inc.	65,290
411	Ameriprise Financial, Inc.	102,290
641	Artisan Partners Asset Management, Inc. Class A	32,576
588	Berkshire Hathaway, Inc. Class B*	163,417
19	BlackRock, Inc.	16,624
284	Charles Schwab Corp.	20,678
627	Equitable Holdings, Inc.	19,092
424	Evercore, Inc. Class A	59,686
246	Franklin Resources, Inc.	7,869
56	Goldman Sachs Group, Inc.	21,254
126	Intercontinental Exchange, Inc.	14,956
2,013	Invesco Ltd.	53,807
1,463	Jefferies Financial Group, Inc.	50,035
759	Morgan Stanley	69,593
209	Nasdaq, Inc.	36,742
380	OneMain Holdings, Inc.	22,766
99	PJT Partners, Inc. Class A	7,067
683	Raymond James Financial, Inc.	88,722
817	SLM Corp.	17,108
80	Stifel Financial Corp.	5,189
2,355	Synchrony Financial	114,265
80	Voya Financial, Inc.	4,920

		993,946

	Food & Staples Retailing - 1.5%
2,812	Albertsons Cos., Inc. Class A	55,284
2,792	Kroger Co.	106,961
1,329	Sprouts Farmers Market, Inc.*	33,026
854	Walgreens Boots Alliance, Inc.	44,929
988	Walmart, Inc.	139,328

		379,528

	Food, Beverage & Tobacco - 1.1%
570	Conagra Brands, Inc.	20,737
760	Flowers Foods, Inc.	18,392
722	General Mills, Inc.	43,991
342	Hershey Co.	59,570
513	JM Smucker Co.	66,469
418	Kellogg Co.	26,890
702	Tyson Foods, Inc. Class A	51,779

		287,828

	Health Care Equipment & Services - 13.2%
863	Abbott Laboratories	100,048
65	ABIOMED, Inc.*	20,287
85	Addus HomeCare Corp.*	7,415
62	Align Technology, Inc.*	37,882
90	Amedisys, Inc.*	22,044
209	AMN Healthcare Services, Inc.*	20,269
285	Anthem, Inc.	108,813
697	Avanos Medical, Inc.*	25,350
399	Baxter International, Inc.	32,120
2,006	Cardinal Health, Inc.	114,523
1,710	Centene Corp.*	124,710
1,501	Cerner Corp.	117,318
95	Cigna Corp.	22,522
285	Corvel Corp.*	38,275
1,710	CVS Health Corp.	142,682
18	Danaher Corp.	4,830
1,823	DaVita, Inc.*	219,544
797	Edwards Lifesciences Corp.*	82,545

Hartford Longevity Economy ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
740	Globus Medical, Inc. Class A*	$57,372
360	HCA Healthcare, Inc.	74,426
1,083	Henry Schein, Inc.*	80,348
1,704	Hologic, Inc.*	113,691
165	Humana, Inc.	73,049
204	ICU Medical, Inc.*	41,983
200	IDEXX Laboratories, Inc.*	126,310
57	Integra LifeSciences Holdings Corp.*	3,890
38	Intuitive Surgical, Inc.*	34,946
665	Laboratory Corp. of America Holdings*	183,440
360	Masimo Corp.*	87,282
354	McKesson Corp.	67,699
627	Medtronic plc	77,830
342	ModivCare, Inc.*	58,164
1,018	Molina Healthcare, Inc.*	257,615
1,082	NextGen Healthcare, Inc.*	17,950
357	Novocure Ltd.*	79,190
275	Omnicell, Inc.*	41,649
475	Quest Diagnostics, Inc.	62,686
69	ResMed, Inc.	17,010
2,906	Select Medical Holdings Corp.	122,808
525	STERIS plc	108,307
320	Stryker Corp.	83,114
551	UnitedHealth Group, Inc.	220,642

		3,332,578

	Household & Personal Products - 1.9%
1,842	Central Garden & Pet Co. Class A*	88,969
139	Clorox Co.	25,007
1,025	Colgate-Palmolive Co.	83,384
399	Kimberly-Clark Corp.	53,378
759	Nu Skin Enterprises, Inc. Class A	42,997
702	Procter & Gamble Co.	94,721
741	Spectrum Brands Holdings, Inc.	63,015
303	USANA Health Sciences, Inc.*	31,036

		482,507

	Insurance - 2.5%
721	Aflac, Inc.	38,689
361	Allstate Corp.	47,089
1,596	CNA Financial Corp.	72,602
2,184	CNO Financial Group, Inc.	51,586
398	Fidelity National Financial, Inc.	17,297
1,006	Mercury General Corp.	65,340
1,994	MetLife, Inc.	119,341
930	Principal Financial Group, Inc.	58,767
958	Progressive Corp.	94,085
335	Travelers Cos., Inc.	50,153
664	Unum Group	18,857

		633,806

	Media & Entertainment - 10.1%
243	Activision Blizzard, Inc.	23,192
112	Alphabet, Inc. Class A*	273,480
2,602	Altice USA, Inc. Class A*	88,832
475	AMC Networks, Inc. Class A*	31,730
13,374	ANGI Homeservices, Inc. Class A*	180,816
892	Cargurus, Inc.*	23,397
108	Charter Communications, Inc. Class A*	77,917
2,811	Comcast Corp. Class A	160,283
1,686	Discovery, Inc. Class A*	51,726
151	Electronic Arts, Inc.	21,718
879	Facebook, Inc. Class A*	305,637
437	IAC/InterActiveCorp.*	67,372
114	John Wiley & Sons, Inc. Class A	6,861
2,565	Lions Gate Entertainment Corp. Class A*	53,096

Hartford Longevity Economy ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
228	Madison Square Garden Entertainment Corp.*	$19,145
1,005	Match Group, Inc.*	162,056
152	Netflix, Inc.*	80,288
931	News Corp. Class A	23,992
1,310	Pinterest, Inc. Class A*	103,425
8,353	QuinStreet, Inc.*	155,199
283	Roku, Inc.*	129,968
911	Snap, Inc. Class A*	62,076
415	Take-Two Interactive Software, Inc.*	73,463
359	Twitter, Inc.*	24,703
549	ViacomCBS, Inc. Class B	24,815
510	Walt Disney Co.*	89,643
75	Warner Music Group Corp. Class A	2,703
2,279	World Wrestling Entertainment, Inc. Class A	131,931
494	Yelp, Inc.*	19,740
627	Zillow Group, Inc. Class C*	76,632

		2,545,836

	Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
2,106	AbbVie, Inc.	237,220
475	Agilent Technologies, Inc.	70,210
589	Alexion Pharmaceuticals, Inc.*	108,205
373	Amgen, Inc.	90,919
98	Bio-Rad Laboratories, Inc. Class A*	63,140
766	Blueprint Medicines Corp.*	67,377
1,595	Bristol-Myers Squibb Co.	106,578
284	Charles River Laboratories International, Inc.*	105,057
253	Corcept Therapeutics, Inc.*	5,566
380	Eli Lilly & Co.	87,218
1,272	Gilead Sciences, Inc.	87,590
418	Horizon Therapeutics plc*	39,142
968	Ironwood Pharmaceuticals, Inc.*	12,458
798	Jazz Pharmaceuticals plc*	141,757
1,415	Johnson & Johnson	233,107
3,100	Merck & Co., Inc.	241,087
86	Mettler-Toledo International, Inc.*	119,139
2,032	Pfizer, Inc.	79,573
90	PRA Health Sciences, Inc.*	14,869
156	Regeneron Pharmaceuticals, Inc.*	87,132
988	Supernus Pharmaceuticals, Inc.*	30,421
71	Thermo Fisher Scientific, Inc.	35,817
902	United Therapeutics Corp.*	161,828
4,294	Viatris, Inc.	61,361
322	Waters Corp.*	111,287
323	Zoetis, Inc.	60,194

		2,458,252

	Real Estate - 1.5%
2,583	Apple Hospitality, Inc. REIT	39,416
531	CareTrust, Inc. REIT	12,335
1,215	CBRE Group, Inc. Class A*	104,162
3,667	Medical Properties Trust, Inc. REIT	73,707
76	Public Storage REIT	22,852
2,831	VICI Properties, Inc. REIT	87,818
1,159	Weyerhaeuser Co., REIT	39,893

		380,183

	Retailing - 10.9%
59	Amazon.com, Inc.*	202,969
1,121	Best Buy Co., Inc.	128,893
550	Big Lots, Inc.	36,305
703	Buckle, Inc.	34,974
322	Chewy, Inc. Class A*	25,667
437	Dollar General Corp.	94,562
893	Dollar Tree, Inc.*	88,853
360	DoorDash, Inc. Class A*	64,199

Hartford Longevity Economy ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
3,001	eBay, Inc.	$210,700
342	Etsy, Inc.*	70,397
1,633	Hibbett Sports, Inc.*	146,366
703	Home Depot, Inc.	224,180
893	Lowe’s Cos., Inc.	173,215
18,521	Qurate Retail, Inc.	242,440
2,394	Rent-A-Center, Inc.	127,050
4,932	Revolve Group, Inc.*	339,815
1,386	Shutterstock, Inc.	136,064
284	Sleep Number Corp.*	31,226
114	Stamps.com, Inc.*	22,833
1,110	Target Corp.	268,331
379	Tractor Supply Co.	70,517
82	Wayfair, Inc. Class A*	25,888

		2,765,444

	Semiconductors & Semiconductor Equipment - 5.1%
266	Analog Devices, Inc.	45,795
321	Broadcom, Inc.	153,066
1,129	Diodes, Inc.*	90,060
38	First Solar, Inc.*	3,439
2,013	Intel Corp.	113,010
1,444	Maxim Integrated Products, Inc.	152,140
1,803	Micron Technology, Inc.*	153,219
38	NXP Semiconductors N.V.	7,817
2,356	ON Semiconductor Corp.*	90,188
285	Qorvo, Inc.*	55,760
1,062	QUALCOMM, Inc.	151,792
399	Synaptics, Inc.*	62,076
912	Texas Instruments, Inc.	175,378
171	Xilinx, Inc.	24,733

		1,278,473

	Software & Services - 14.4%
171	Adobe, Inc.*	100,144
338	Alarm.com Holdings, Inc.*	28,629
242	Altair Engineering, Inc. Class A*	16,691
731	Appfolio, Inc. Class A*	103,217
181	Autodesk, Inc.*	52,834
373	Automatic Data Processing, Inc.	74,085
702	Broadridge Financial Solutions, Inc.	113,394
836	Cadence Design Systems, Inc.*	114,381
322	Citrix Systems, Inc.	37,761
113	Cloudflare, Inc. Class A*	11,960
1,310	CommVault Systems, Inc.*	102,403
158	Crowdstrike Holdings, Inc. Class A*	39,707
1,450	CSG Systems International, Inc.	68,411
892	ExlService Holdings, Inc.*	94,784
70	Fair Isaac Corp.*	35,188
494	Fortinet, Inc.*	117,666
16	HubSpot, Inc.*	9,323
222	Intuit, Inc.	108,818
892	j2 Global, Inc.*	122,695
490	MAXIMUS, Inc.	43,105
709	Microsoft Corp.	192,068
9,118	Nortonlifelock, Inc.	248,192
779	Nuance Communications, Inc.*	42,409
2,887	Oracle Corp.	224,724
237	Palo Alto Networks, Inc.*	87,939
1,305	Paychex, Inc.	140,026
34	Paycom Software, Inc.*	12,358
3,172	Progress Software Corp.	146,705
237	PTC, Inc.*	33,479
147	ServiceNow, Inc.*	80,784
579	SPS Commerce, Inc.*	57,813

Hartford Longevity Economy ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
1,709	SS&C Technologies Holdings, Inc.	$123,150
4,538	Sykes Enterprises, Inc.*	243,691
359	Synopsys, Inc.*	99,009
2,242	Teradata Corp.*	112,033
827	TTEC Holdings, Inc.	85,255
85	Tyler Technologies, Inc.*	38,451
248	Verint Systems, Inc.*	11,177
56	Visa, Inc. Class A	13,094
1,381	VMware, Inc. Class A*	220,919
703	Western Union Co.	16,148
94	Zendesk, Inc.*	13,568
38	Zscaler, Inc.*	8,210

		3,646,398

	Technology Hardware & Equipment - 8.4%
1,025	Apple, Inc.	140,384
1,082	Arrow Electronics, Inc.*	123,164
2,318	Dell Technologies, Inc.*	231,035
535	ePlus, Inc.*	46,379
8,225	Hewlett Packard Enterprise Co.	119,920
6,402	HP, Inc.	193,276
1,003	Insight Enterprises, Inc.*	100,310
4,730	NCR Corp.*	215,735
3,021	NetApp, Inc.	247,178
450	Plexus Corp.*	41,135
1,520	Sanmina Corp.*	59,219
2,641	Seagate Technology Holdings plc	232,223
3,970	Super Micro Computer, Inc.*	139,665
189	TE Connectivity Ltd.	25,555
418	Western Digital Corp.*	29,749
7,446	Xerox Holdings Corp.	174,907

		2,119,834

	Telecommunication Services - 2.0%
4,388	AT&T, Inc.	126,287
1,310	T-Mobile U.S., Inc.*	189,727
3,490	Verizon Communications, Inc.	195,545

		511,559

	Transportation - 0.4%
114	J.B. Hunt Transport Services, Inc.	18,576
141	Landstar System, Inc.	22,281
912	Ryder System, Inc.	67,789

		108,646

	Utilities - 1.2%
29	Duke Energy Corp.	2,863
258	Edison International	14,918
1,843	Exelon Corp.	81,663
3,660	NRG Energy, Inc.	147,498
988	PPL Corp.	27,634
412	Southern Co.	24,930

		299,506

	Total Common Stocks (cost $25,012,452)	$25,295,301

Hartford Longevity Economy ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Total Investments (cost $25,012,452)	99.9%	$25,295,301
Other Assets and Liabilities	0.1%	13,658

Total Net Assets	100.0%	$25,308,959

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Longevity Economy ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

    Fair Value Summary

    The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$364,077	$364,077	$—	$—
Banks	987,942	987,942	—	—
Capital Goods	487,027	487,027	—	—
Consumer Durables & Apparel	798,500	798,500	—	—
Consumer Services	433,431	433,431	—	—
Diversified Financials	993,946	993,946	—	—
Food & Staples Retailing	379,528	379,528	—	—
Food, Beverage & Tobacco	287,828	287,828	—	—
Health Care Equipment & Services	3,332,578	3,332,578	—	—
Household & Personal Products	482,507	482,507	—	—
Insurance	633,806	633,806	—	—
Media & Entertainment	2,545,836	2,545,836	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,458,252	2,458,252	—	—
Real Estate	380,183	380,183	—	—
Retailing	2,765,444	2,765,444	—	—
Semiconductors & Semiconductor Equipment	1,278,473	1,278,473	—	—
Software & Services	3,646,398	3,646,398	—	—
Technology Hardware & Equipment	2,119,834	2,119,834	—	—
Telecommunication Services	511,559	511,559	—	—
Transportation	108,646	108,646	—	—
Utilities	299,506	299,506	—	—

Total	$25,295,301	$25,295,301	$—	$—

(1) For the period ended June 30, 2021, there were no transfers in and out of Level 3.

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.4%
	Australia - 8.8%
1,145,550	AGL Energy Ltd.	$7,052,179
182,848	Ansell Ltd.	5,972,756
3,577	ASX Ltd.	208,685
614,518	Aurizon Holdings Ltd.	1,716,220
1,405,513	AusNet Services	1,846,581
331,464	Australia & New Zealand Banking Group Ltd.	7,005,034
393,880	Bendigo & Adelaide Bank Ltd.	3,101,951
295,116	BHP Group Ltd.	10,761,091
681,538	BlueScope Steel Ltd.	11,236,159
9,595	Commonwealth Bank of Australia	719,408
218,022	Computershare Ltd.	2,766,193
29,744	CSL Ltd.	6,368,382
1,376,742	Dexus REIT	11,028,398
350,389	Endeavour Group Ltd.*	1,654,613
442,843	Evolution Mining Ltd.	1,496,090
797,187	Fortescue Metals Group Ltd.	13,968,717
69,579	GPT Group REIT	255,959
1,023,065	Harvey Norman Holdings Ltd.	4,209,003
241,292	JB Hi-Fi Ltd.	9,162,568
920,084	Medibank Pvt Ltd.	2,182,780
1,438,410	Metcash Ltd.	4,308,747
318,094	Mineral Resources Ltd.	12,831,215
1,093,405	Mirvac Group REIT	2,396,952
117,896	Premier Investments Ltd.	2,526,973
19,071	Pro Medicus Ltd.	840,727
67,435	Reece Ltd.	1,195,300
355,211	Sonic Healthcare Ltd.	10,240,309
98,775	Suncorp Group Ltd.	823,866
2,581,225	Telstra Corp. Ltd.	7,286,335
95,327	Washington H Soul Pattinson & Co., Ltd.(1)	2,413,947
315,407	Wesfarmers Ltd.	13,994,399
347,941	Woolworths Group Ltd.	9,960,195

		171,531,732

	Austria - 0.4%
59,275	Andritz AG	3,330,542
3,850	Mayr Melnhof Karton AG	820,003
34,690	Oesterreichische Post AG	1,845,079
97,160	UNIQA Insurance Group AG	845,730
28,464	Vienna Insurance Group AG Wiener Versicherung Gruppe	781,439

		7,622,793

	Belgium - 1.3%
8,794	Ackermans & van Haaren N.V.	1,485,063
156,137	Ageas S.A.	8,665,627
5,879	Cofinimmo S.A. REIT	895,193
74,767	Etablissements Franz Colruyt N.V.	4,181,499
22,785	Groupe Bruxelles Lambert S.A.	2,549,137
261,012	Proximus S.A.	5,042,313
22,556	UCB S.A.	2,358,207
4,040	VGP N.V.	797,229

		25,974,268

	Canada - 11.2%
86,814	Algonquin Power & Utilities Corp.(1)	1,294,884
216,829	Alimentation Couche-Tard, Inc. Class B	7,975,903
46,870	Atco Ltd. Class I	1,663,898
436,824	B2Gold Corp.	1,834,357
76,097	Bank of Montreal	7,808,193
60,798	Bank of Nova Scotia	3,958,277
127,439	Barrick Gold Corp.	2,638,727
233,042	BCE, Inc.	11,504,367
56,230	Cameco Corp.	1,078,919
137,303	Canadian Apartment Properties REIT	6,444,359

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
14,140	Canadian Imperial Bank of Commerce	$1,611,318
2,983	Canadian National Railway Co.	315,066
195,186	Canadian Solar, Inc.*(1)	8,752,140
29,433	Canadian Tire Corp. Ltd. Class A	4,662,503
52,214	Capital Power Corp.	1,726,692
87,735	CGI, Inc.*	7,962,963
1,230	Constellation Software, Inc.	1,864,826
77,956	Emera, Inc.	3,540,536
199,487	Empire Co., Ltd. Class A	6,298,911
11,720	Enghouse Systems Ltd.	522,351
105,701	Finning International, Inc.	2,769,924
65,066	Fortis, Inc.	2,883,123
70,489	George Weston Ltd.	6,725,572
244,672	Great-West Lifeco, Inc.(1)	7,275,154
180,167	Hydro One Ltd.(2)	4,359,043
74,309	iA Financial Corp., Inc.	4,050,000
25,614	IGM Financial, Inc.	905,167
1,047,006	Kinross Gold Corp.	6,645,778
1,488	Linamar Corp.	93,428
237,869	Loblaw Cos., Ltd.	14,654,790
17,130	Magna International, Inc.	1,587,669
124,838	Manulife Financial Corp.	2,459,862
187,649	Metro, Inc.	9,005,879
112,508	Northland Power, Inc.	3,842,335
44,797	Open Text Corp.	2,277,292
97,381	Parkland Corp.(1)	3,150,354
184,465	Power Corp. of Canada	5,836,501
165,802	Quebecor, Inc. Class B	4,426,564
112,858	Rogers Communications, Inc. Class B	6,006,091
124,284	Royal Bank of Canada	12,605,045
79,916	Saputo, Inc.(1)	2,385,928
98,318	Shaw Communications, Inc. Class B	2,851,166
76,389	Stantec, Inc.	3,411,997
67,839	Sun Life Financial, Inc.	3,501,792
37,134	TC Energy Corp.	1,839,457
384,741	TELUS Corp.	8,637,487
50,184	Toromont Industries Ltd.	4,376,865
56,435	Toronto-Dominion Bank	3,959,064
115,462	Tourmaline Oil Corp.	3,303,576

		219,286,093

	China - 0.6%
636,500	Kerry Logistics Network Ltd.	1,930,191
9,815,800	Yangzijiang Shipbuilding Holdings Ltd.	10,296,294

		12,226,485

	Denmark - 2.1%
5,291	Carlsberg A/S Class B	986,385
60,331	Coloplast A/S Class B	9,900,343
4,418	GN Store Nord A/S	385,960
134,258	H. Lundbeck A/S	4,271,471
184,094	Novo Nordisk A/S Class B	15,424,961
59,791	Pandora A/S	8,038,181
3,619	Rockwool International A/S Class B	1,762,016
7,956	SimCorp A/S	998,790

		41,768,107

	Finland - 1.1%
15,492	Elisa Oyj	924,478
239,590	Kesko Oyj Class B	8,850,647
56,373	Kone Oyj Class B	4,599,471
57,046	Metsa Board Oyj	586,871
25,174	Nokian Renkaat Oyj	1,016,524
102,283	Orion Oyj Class B	4,397,033

		20,375,024

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	France - 5.7%
19,444	Arkema S.A.	$2,439,605
55,332	Atos SE	3,366,216
35,069	AXA S.A.	889,367
52,164	BioMerieux	6,062,409
337,243	Bollore S.A.	1,807,714
330,932	Bouygues S.A.	12,240,592
387,481	Carrefour S.A.	7,621,039
52,798	Cie Generale des Etablissements Michelin SCA	8,421,473
57,616	Danone S.A.	4,056,565
2,263	Dassault Aviation S.A.	2,662,224
43,292	Eiffage S.A.	4,404,973
867,863	Electricite de France S.A.	11,856,375
7,813	Faurecia SE	383,311
19,293	Gaztransport Et Technigaz S.A.	1,558,099
9,577	Gecina S.A. REIT	1,467,372
25,767	Iliad S.A.	3,770,746
4,952	L’Oreal S.A.	2,206,916
550,375	Orange S.A.(1)	6,275,615
35,036	Publicis Groupe S.A.	2,241,165
82,544	Rubis SCA(1)	3,669,858
88,500	Sanofi	9,273,577
6,223	Sartorius Stedim Biotech	2,943,826
13,402	SEB S.A.	2,422,160
23,003	Societe BIC S.A.	1,598,565
3,557	Sodexo S.A.*	331,976
179,830	Suez(1)	4,275,873
2,879	Trigano S.A.	594,755
75,964	Vivendi S.A.(1)	2,552,129

		111,394,495

	Germany - 5.0%
76,291	ADO Properties S.A.(2)	2,006,703
20,054	Allianz SE	5,001,365
207,467	Alstria Office AG REIT	3,835,689
371,097	Aroundtown S.A.	2,895,754
35,175	Aurubis AG	3,260,370
41,247	Brenntag AG	3,835,902
29,470	Covestro AG(2)	1,903,295
47,930	Deutsche Post AG	3,260,355
446,727	Deutsche Telekom AG	9,436,331
117,538	Deutsche Wohnen SE	7,189,653
88,986	Fresenius Medical Care AG & Co. KGaA	7,391,220
55,601	Fresenius SE & Co. KGaA	2,900,910
3,409	Gerresheimer AG	376,985
78,558	Lanxess AG	5,386,625
20,266	LEG Immobilien AG	2,918,864
83,400	Merck KGaA	15,992,794
9,926	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,718,570
64,829	Software AG	2,916,856
196,590	TAG Immobilien AG	6,238,725
21,413	Talanx AG*	875,574
1,612,450	Telefonica Deutschland Holding AG	4,254,657
80,655	Uniper SE	2,970,852
3,571	United Internet AG	146,018
9,120	Vonovia SE	589,656

		98,303,723

	Hong Kong - 4.9%
799,000	BOC Hong Kong Holdings Ltd.	2,711,055
874,688	Champion REIT	492,204
1,803,120	Chow Tai Fook Jewellery Group Ltd.	4,118,976
658,500	CK Asset Holdings Ltd.	4,544,976
518,500	CK Hutchison Holdings Ltd.	4,039,384
390,980	CLP Holdings Ltd.	3,866,578

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
555,333	Dairy Farm International Holdings Ltd.	$2,354,612
371,000	Hang Lung Group Ltd.	945,911
587,000	Hang Lung Properties Ltd.	1,425,577
427,310	Hang Seng Bank Ltd.	8,534,260
982,000	Henderson Land Development Co., Ltd.	4,653,399
1,543,609	HK Electric Investments & HK Electric Investments Ltd.	1,564,311
552,000	Hysan Development Co., Ltd.	2,199,939
5,226	Jardine Matheson Holdings Ltd.	334,046
842,500	Kerry Properties Ltd.	2,777,288
389,750	New World Development Co., Ltd.	2,025,073
1,017,000	NWS Holdings Ltd.	1,081,713
68,000	Orient Overseas International Ltd.	1,472,807
3,634,770	PCCW Ltd.	1,904,945
134,000	Power Assets Holdings Ltd.	822,202
2,220,000	Sino Land Co., Ltd.	3,499,012
1,774,000	SITC International Holdings Co., Ltd.	7,412,749
597,500	Sun Hung Kai Properties Ltd.	8,901,891
939,600	Swire Properties Ltd.	2,800,948
9,608,292	WH Group Ltd.(2)	8,636,000
2,566,000	Xinyi Glass Holdings Ltd.	10,457,825
984,111	Yue Yuen Industrial Holdings Ltd.*	2,430,545

		96,008,226

	Ireland - 0.5%
34,788	ICON plc*(1)	7,191,027
16,325	Kerry Group plc Class A	2,280,588

		9,471,615

	Israel - 1.2%
188,138	Bank Leumi Le-Israel BM*	1,429,583
3,654,198	Bezeq The Israeli Telecommunication Corp. Ltd.*	3,981,097
60,914	Check Point Software Technologies Ltd.*	7,073,943
65,620	First International Bank of Israel Ltd.*	2,102,418
1	Isracard Ltd.*	3
737,168	Israel Chemicals Ltd.	5,001,929
39,631	Strauss Group Ltd.	1,109,814
10,763	Taro Pharmaceutical Industries Ltd.*	774,505
76,966	Tower Semiconductor Ltd.*	2,272,723

		23,746,015

	Italy - 2.6%
1,288,035	A2A S.p.A.	2,633,378
280,267	Assicurazioni Generali S.p.A.	5,618,694
48,849	De’ Longhi S.p.A.	2,128,350
32,421	DiaSorin S.p.A.	6,132,469
613,945	Enel S.p.A.	5,702,305
212,161	Freni Brembo S.p.A.	2,687,108
900,972	Hera S.p.A.	3,722,526
23,579	Interpump Group S.p.A.	1,396,440
592,374	Iren S.p.A.	1,690,207
320,777	Italgas S.p.A.	2,096,818
179,970	Prysmian S.p.A.	6,451,884
244,672	Snam S.p.A.	1,414,514
427,406	Terna Rete Elettrica Nazionale S.p.A.	3,185,115
783,005	Unipol Gruppo S.p.A.	4,263,975
631,255	UnipolSai Assicurazioni S.p.A.	1,832,587

		50,956,370

	Japan - 21.2%
36,305	ABC-Mart, Inc.	2,083,637
150,059	Aeon Co., Ltd.	4,035,734
181,500	Air Water, Inc.	2,793,062
37,400	Ajinomoto Co., Inc.	971,814
170,782	Alfresa Holdings Corp.	2,552,729
141,300	Amada Co., Ltd.	1,429,677
53,988	Aozora Bank Ltd.	1,208,759

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
27,600	AS One Corp.	$3,608,217
607,265	Astellas Pharma, Inc.	10,584,324
164,800	Azbil Corp.	6,837,589
16,459	Bandai Namco Holdings, Inc.	1,143,040
48,600	Bank of Kyoto Ltd.	2,206,902
188,797	Bic Camera, Inc.	1,903,449
288,693	Bridgestone Corp.	13,148,420
373,200	Brother Industries Ltd.	7,454,585
78,497	Canon Marketing Japan, Inc.	1,826,811
280,503	Canon, Inc.	6,351,059
43,900	Chubu Electric Power Co., Inc.	537,131
34,000	COMSYS Holdings Corp.	941,977
26,600	Create SD Holdings Co., Ltd.	790,882
104,500	Daio Paper Corp.	1,731,467
12,800	Daito Trust Construction Co., Ltd.	1,401,207
94,100	Daiwa House Industry Co., Ltd.	2,827,494
373,017	Daiwa Securities Group, Inc.	2,050,434
6,800	Ebara Corp.	335,129
64,200	Ezaki Glico Co., Ltd.	2,394,702
91,200	Fuji Corp.	2,088,750
146,520	FUJIFILM Holdings Corp.	10,876,460
76,448	Fujitsu Ltd.	14,326,682
21,200	GS Yuasa Corp.	541,508
383,800	Haseko Corp.	5,263,029
32,900	Hisamitsu Pharmaceutical Co., Inc.	1,621,434
114,873	Hitachi Ltd.	6,583,540
224,800	Honda Motor Co., Ltd.	7,190,197
21,821	Hoya Corp.	2,895,967
190,000	Iida Group Holdings Co., Ltd.	4,895,937
308,771	ITOCHU Corp.	8,902,308
157,700	Iwatani Corp.	9,462,853
8,500	Izumi Co., Ltd.	320,119
220,700	Japan Post Bank Co., Ltd.	1,855,240
244,281	Japan Post Holdings Co., Ltd.	2,003,505
94,700	Japan Post Insurance Co., Ltd.	1,752,534
107,200	Japan Tobacco, Inc.	2,026,842
377,248	K’s Holdings Corp.	4,340,442
436,600	Kajima Corp.	5,534,699
57,249	Kaken Pharmaceutical Co., Ltd.	2,455,223
61,100	Kaneka Corp.	2,463,488
316,351	KDDI Corp.	9,876,171
133,100	Kewpie Corp.	2,989,623
136,700	Kinden Corp.	2,234,200
62,500	Kyowa Exeo Corp.	1,540,116
76,022	Lawson, Inc.	3,520,615
34,800	Matsumotokiyoshi Holdings Co., Ltd.	1,537,922
189,950	Medipal Holdings Corp.	3,631,624
66,616	MEIJI Holdings Co., Ltd.	3,991,318
45,800	Mitsubishi Corp.	1,249,504
178,000	Mitsubishi Electric Corp.	2,586,044
17,200	Mitsubishi Heavy Industries Ltd.	506,593
377,676	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,024,662
40,900	Mitsui & Co., Ltd.	921,438
175,400	Mitsui Chemicals, Inc.	6,060,537
62,900	Morinaga Milk Industry Co., Ltd.	3,281,296
125,417	NEC Corp.	6,463,512
113,300	NEC Networks & System Integration Corp.	1,791,526
104,375	Nihon Kohden Corp.	2,981,068
11,100	Nihon Unisys Ltd.	334,030
3,200	Nintendo Co., Ltd.	1,863,087
63,481	Nippo Corp.	1,810,229
320,606	Nippon Telegraph & Telephone Corp.	8,361,060
48,100	Nippon Yusen KK	2,439,887
29,700	Nomura Research Institute Ltd.	983,399
188,300	Obayashi Corp.	1,498,053

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
62,100	Open House Co., Ltd.	$2,920,642
17,200	Oracle Corp. Japan	1,317,236
271,300	ORIX Corp.	4,581,961
336,551	Osaka Gas Co., Ltd.	6,273,755
10,100	Otsuka Corp.	530,525
6,100	PALTAC Corp.	316,569
46,400	Pan Pacific International Holdings Corp.	964,036
489,000	Panasonic Corp.	5,663,659
17,800	Persol Holdings Co., Ltd.	352,023
94,366	Resona Holdings, Inc.	363,214
48,600	Rinnai Corp.	4,628,363
161,600	Santen Pharmaceutical Co., Ltd.	2,227,660
227,700	Sanwa Holdings Corp.	2,798,295
58,868	Sawai Group Holdings Co., Ltd.	2,625,431
11,200	Secom Co., Ltd.	852,084
18,500	Seiko Epson Corp.	325,696
219,900	Seino Holdings Co., Ltd.	2,821,314
255,465	Sekisui Chemical Co., Ltd.	4,370,917
377,748	Sekisui House Ltd.	7,754,742
174,889	Seven & i Holdings Co., Ltd.	8,346,581
73,040	Shimamura Co., Ltd.	7,015,104
398,428	Shimizu Corp.	3,058,480
53,100	Shionogi & Co., Ltd.	2,770,539
112,500	Ship Healthcare Holdings, Inc.	2,628,277
136,558	Skylark Holdings Co., Ltd.*	1,898,450
35,000	Sompo Holdings, Inc.	1,294,801
376,793	Subaru Corp.	7,439,786
65,917	Sugi Holdings Co., Ltd.	4,810,593
106,000	Sumitomo Electric Industries Ltd.	1,565,312
256,629	Sumitomo Forestry Co., Ltd.	4,705,289
41,800	Sumitomo Heavy Industries Ltd.	1,152,428
117,400	Sumitomo Rubber Industries Ltd.	1,621,535
71,900	Sundrug Co., Ltd.	2,286,756
22,907	Suntory Beverage & Food Ltd.	862,702
75,582	Suzuken Co., Ltd.	2,216,591
15,400	Sysmex Corp.	1,831,516
52,800	Taisei Corp.	1,731,615
36,000	Taisho Pharmaceutical Holdings Co., Ltd.	1,929,904
319,000	Teijin Ltd.	4,865,907
88,011	Toho Gas Co., Ltd.	4,313,721
188,400	Tohoku Electric Power Co., Inc.	1,476,782
86,400	Tokio Marine Holdings, Inc.	3,976,315
276,196	Tokyo Gas Co., Ltd.	5,218,335
103,500	Tosoh Corp.	1,786,702
33,219	Toyo Suisan Kaisha Ltd.	1,279,496
214,900	Toyota Boshoku Corp.	4,447,475
125,900	TS Tech Co., Ltd.	1,945,387
63,947	Tsumura & Co.	2,013,648
1,459,157	Yamada Denki Co., Ltd.	6,744,279
129,446	Yamaha Motor Co., Ltd.	3,522,181
189,880	Yamazaki Baking Co., Ltd.	2,679,089
35,300	Yaoko Co., Ltd.	2,025,957
80,653	Zensho Holdings Co., Ltd.	2,073,187

		414,251,344

	Luxembourg - 0.4%
17,226	Eurofins Scientific SE*	1,969,290
101,951	Grand City Properties S.A.	2,754,187
52,386	RTL Group S.A.*	3,121,761

		7,845,238

	Netherlands - 4.3%
159,256	ASR Nederland N.V.	6,155,006
52,045	Exor N.V.	4,169,817
72,062	ING Groep N.V.	952,006

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
511,643	Koninklijke Ahold Delhaize N.V.	$15,211,416
20,270	Koninklijke DSM N.V.(1)	3,783,613
1,127,963	Koninklijke KPN N.V.	3,523,375
25,953	Koninklijke Philips N.V.(1)	1,286,199
122,826	Koninklijke Vopak N.V.	5,578,756
228,034	NN Group N.V.(1)	10,757,533
111,981	Randstad N.V.	8,565,493
130,867	Signify N.V.(2)	8,278,115
458,389	Stellantis N.V.	9,034,847
63,634	Wolters Kluwer N.V.	6,393,276

		83,689,452

	New Zealand - 1.1%
104,517	Chorus Ltd.	467,400
633,643	Contact Energy Ltd.	3,666,037
79,061	EBOS Group Ltd.	1,784,377
365,856	Fisher & Paykel Healthcare Corp. Ltd. Class C	7,955,575
157,750	Genesis Energy Ltd.	374,775
215,270	Infratil Ltd.	1,158,233
16,774	Mainfreight Ltd.	901,918
255,704	Mercury NZ Ltd.	1,191,750
100,885	Meridian Energy Ltd.	375,730
1,090,464	Spark New Zealand Ltd.*	3,651,251

		21,527,046

	Norway - 0.8%
82,394	Austevoll Seafood ASA	1,022,600
53,742	Kongsberg Gruppen ASA	1,383,957
524,446	Orkla ASA	5,344,898
29,711	Salmar ASA(1)	1,972,171
310,436	Telenor ASA	5,234,540

		14,958,166

	Portugal - 0.3%
117,152	Galp Energia SGPS S.A.	1,271,493
244,525	Jeronimo Martins SGPS S.A.	4,459,929

		5,731,422

	Russia - 0.5%
747,875	Evraz plc	6,116,260
191,517	Polymetal International plc	4,112,759

		10,229,019

	Singapore - 1.7%
377,400	CapitaLand Ltd.	1,041,626
4,449,998	ComfortDelGro Corp. Ltd.	5,429,249
233,309	DBS Group Holdings Ltd.	5,174,037
215,200	Jardine Cycle & Carriage Ltd.	3,419,634
945,052	Oversea-Chinese Banking Corp. Ltd.	8,401,556
257,500	Singapore Exchange Ltd.	2,141,683
1,063,300	Singapore Technologies Engineering Ltd.	3,061,279
371,300	Venture Corp. Ltd.	5,306,259

		33,975,323

	Spain - 1.6%
25,733	Acciona S.A.	3,884,786
122,957	ACS Actividades de Construccion y Servicios S.A.	3,293,956
43,676	Ebro Foods S.A.	917,814
23,721	Grupo Catalana Occidente S.A.	915,656
256,096	Iberdrola S.A.	3,122,081
167,472	Inmobiliaria Colonial Socimi S.A.	1,691,123
2,226,890	Mapfre S.A.	4,707,351
229,357	Merlin Properties Socimi S.A. REIT	2,376,145
53,556	Naturgy Energy Group S.A.	1,376,942
275,139	Red Electrica Corp. S.A.(1)	5,108,031
4,157	Vidrala S.A.	496,923
34,329	Viscofan S.A.	2,393,794

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
84,747	Zardoya Otis S.A.	$583,914

		30,868,516

	Sweden - 4.2%
164,895	Axfood AB(1)	4,563,840
54,779	Boliden AB	2,107,340
55,149	Bure Equity AB	2,384,675
275,651	Electrolux AB Class B	7,648,601
55,078	Essity AB Class B	1,827,744
29,956	Getinge AB Class B	1,130,686
97,649	Holmen AB Class B	4,410,798
122,362	ICA Gruppen AB	5,698,776
697,921	Investor AB Class B	16,097,112
160,112	Kinnevik AB Class B*	6,414,103
49,377	L E Lundbergforetagen AB Class B	3,188,202
332,308	Securitas AB Class B	5,249,535
182,969	Skanska AB Class B	4,856,552
343,467	Swedbank AB Class A	6,395,314
108,423	Swedish Match AB	925,231
306,882	Swedish Orphan Biovitrum AB*	5,599,637
53,117	Telefonaktiebolaget LM Ericsson Class B	668,050
607,147	Telia Co., AB	2,696,333
18,084	Volvo AB Class B(1)	435,387

		82,297,916

	Switzerland - 7.3%
120,440	Adecco Group AG	8,190,467
10,072	Allreal Holding AG	1,985,307
5,106	ALSO Holding AG*	1,472,114
45,585	Baloise Holding AG	7,116,261
30,921	Banque Cantonale Vaudoise	2,779,829
19,557	BKW AG	2,037,474
7,163	Bucher Industries AG	3,749,077
18	Chocoladefabriken Lindt & Spruengli AG	1,886,948
251,818	Credit Suisse Group AG	2,640,364
38,523	DKSH Holding AG	2,950,645
65,099	Galenica AG(2)	4,598,869
49,719	Kuehne + Nagel International AG	17,029,302
56,636	Logitech International S.A.	6,868,497
39,260	Nestle S.A.	4,893,749
57,805	Novartis AG	5,273,022
26,938	PSP Swiss Property AG	3,424,260
40,695	Roche Holding AG	15,345,099
17,825	SFS Group AG	2,566,677
1,299	SGS S.A.	4,010,760
19,359	Swiss Life Holding AG	9,416,137
67,264	Swiss Prime Site AG	6,680,192
22,968	Swisscom AG	13,124,571
8,722	Tecan Group AG	4,325,380
405,016	UBS Group AG	6,204,388
12,079	Zurich Insurance Group AG	4,850,679

		143,420,068

	United Kingdom - 10.6%
218,339	Admiral Group plc	9,483,073
78,575	AstraZeneca plc	9,425,175
1,213,539	B&M European Value Retail S.A.	9,609,375
977,695	BAE Systems plc	7,050,325
13,932	Berkeley Group Holdings plc	884,370
907,301	BT Group plc*	2,431,579
96,112	Close Brothers Group plc	2,011,525
30,013	Computacenter plc	1,066,389
1,464,273	Direct Line Insurance Group plc	5,765,038
120,784	DS Smith plc	697,296
198,047	Electrocomponents plc	2,815,262
54,913	Ferguson plc	7,623,887

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
117,854	Frasers Group plc*	$980,927
5,009	Genus plc	343,216
511,995	GlaxoSmithKline plc	10,039,353
114,047	Halma plc	4,241,253
236,925	Hikma Pharmaceuticals plc	8,005,760
576,556	Howden Joinery Group plc	6,504,083
343,691	HSBC Holdings plc	1,981,307
310,995	IG Group Holdings plc	3,638,916
116,614	IMI plc	2,770,859
20,192	Intertek Group plc	1,542,552
2,085,055	Kingfisher plc	10,499,056
344,650	Legal & General Group plc	1,226,477
298,764	Mondi plc	7,845,951
269,560	National Grid plc	3,428,909
391,579	Pearson plc	4,489,859
488,248	Phoenix Group Holdings plc	4,562,252
122,548	RELX plc	3,248,751
151,321	Rio Tinto plc	12,435,934
1,666,436	Royal Mail plc*	13,292,316
119,737	Sage Group plc	1,131,740
65,786	Schroders plc	3,192,617
188,146	Segro plc REIT	2,844,762
44,055	Smith & Nephew plc	950,934
102,572	Spectris plc	4,588,185
17,007	Spirax-Sarco Engineering plc	3,198,752
42,617	SSE plc	883,393
1,087,585	Standard Chartered plc	6,926,269
389,671	Tate & Lyle plc	3,974,889
419,477	Tesco plc	1,291,965
97,091	Tritax Big Box plc REIT	263,290
31,862	Unilever plc	1,862,087
2,156,054	Vodafone Group plc	3,614,089
3,753,765	WM Morrison Supermarkets plc	12,792,972

		207,456,969

	Total Common Stocks (cost $1,660,399,135)	$1,944,915,425

Preferred Stocks - 0.1%
	Germany - 0.1%
53,237	Fuchs Petrolub SE *	2,589,748

	Total Preferred Stocks (cost $2,525,561)	$2,589,748

Rights - 0.0%
	Spain - 0.0%
122,957	ACS Actividades de Construccion y Servicios S.A.*(1)	172,061

	Total Rights (cost $185,997)	$172,061

	Total Long-Term Investments (cost $1,663,110,693)	$1,947,677,234

Short-Term Investments - 1.4%
	Securities Lending Collateral - 1.4%
4,195,842	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	4,195,842
21,757,044	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)	21,757,044
1,104,742	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)	1,104,742

		27,057,628

	U.S. Treasury Securities - 0.0%
	U.S. Treasury Bills - 0.0%
71,000	0.04%, 05/19/2022(4)(5)	70,955

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
	U.S. Treasury Bills - 0.0% (continued)
196,000	0.04%, 05/19/2022(4)(5)		$195,876

			266,831

	Total Short-Term Investments (cost $27,324,536)		$27,324,459

	Total Investments (cost $1,690,435,229)	100.9%	$1,975,001,693
	Other Assets and Liabilities	(0.9)%	(17,620,921)

	Total Net Assets	100.0%	$1,957,380,772

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $29,782,025, representing 1.5% of net assets.

(3)	Current yield as of period end.
(4)	The rate shown represents current yield to maturity.
(5)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2021, the market value of securities pledged was $266,831.

Futures Contracts Outstanding at June 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE Index Future	43	09/17/2021	$4,953,815	$(92,380)

Total futures contracts				$(92,380)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

    Fair Value Summary

    The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$171,531,732	$171,531,732	$—	$—
Austria	7,622,793	7,622,793	—	—
Belgium	25,974,268	25,974,268	—	—
Canada	219,286,093	219,286,093	—	—
China	12,226,485	12,226,485	—	—
Denmark	41,768,107	41,768,107	—	—
Finland	20,375,024	20,375,024	—	—
France	111,394,495	111,394,495	—	—
Germany	98,303,723	98,303,723	—	—
Hong Kong	96,008,226	96,008,226	—	—
Ireland	9,471,615	9,471,615	—	—
Israel	23,746,015	23,746,015	—	—
Italy	50,956,370	50,956,370	—	—
Japan	414,251,344	414,251,344	—	—
Luxembourg	7,845,238	7,845,238	—	—
Netherlands	83,689,452	83,689,452	—	—
New Zealand	21,527,046	21,527,046	—	—
Norway	14,958,166	14,958,166	—	—
Portugal	5,731,422	5,731,422	—	—
Russia	10,229,019	10,229,019	—	—
Singapore	33,975,323	33,975,323	—	—
Spain	30,868,516	30,868,516	—	—
Sweden	82,297,916	82,297,916	—	—
Switzerland	143,420,068	143,420,068	—	—
United Kingdom	207,456,969	207,456,969	—	—
Preferred Stocks	2,589,748	2,589,748	—	—
Rights	172,061	172,061	—	—
Short-Term Investments	27,324,459	27,057,628	266,831	—

Total	$1,975,001,693	$1,974,734,862	$266,831	$—

Liabilities
Futures Contracts(2)	$(92,380)	$(92,380)	$—	$—

Total	$(92,380)	$(92,380)	$—	$—

(1)	For the period ended June 30, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Diversified International ETF
Schedule of Investments June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Australia - 7.0%
1,713	AGL Energy Ltd.	$10,545
403	Ansell Ltd.	13,164
1,526	Australia & New Zealand Banking Group Ltd.	32,250
1,372	BHP Group Ltd.	50,028
1,326	BlueScope Steel Ltd.	21,861
1,667	BWP Trust REIT	5,331
27	CSL Ltd.	5,781
3,478	Dexus REIT	27,861
1,283	Endeavour Group Ltd.*	6,059
3,279	Fortescue Metals Group Ltd.	57,456
929	JB Hi-Fi Ltd.	35,277
885	Mineral Resources Ltd.	35,699
298	Sonic Healthcare Ltd.	8,591
866	Washington H Soul Pattinson & Co., Ltd.(1)	21,930
916	Wesfarmers Ltd.	40,642
1,266	Woolworths Group Ltd.	36,241

		408,716

	Austria - 0.3%
92	Mayr Melnhof Karton AG	19,595

	Belgium - 1.2%
34	Ackermans & van Haaren N.V.	5,742
732	Ageas S.A.	40,626
425	Etablissements Franz Colruyt N.V.	23,769

		70,137

	Brazil - 0.6%
2,800	Telefonica Brasil S.A.	23,436
500	Vale S.A.	11,285

		34,721

	Canada - 4.1%
195	Alimentation Couche-Tard, Inc. Class B	7,173
393	Bank of Montreal	40,325
100	Bank of Nova Scotia	6,511
459	Barrick Gold Corp.	9,504
414	Canadian Solar, Inc.*	18,564
1,082	Empire Co., Ltd. Class A	34,165
134	Finning International, Inc.	3,512
100	George Weston Ltd.	9,541
53	Great-West Lifeco, Inc.	1,576
1,386	Kinross Gold Corp.	8,797
478	Loblaw Cos., Ltd.	29,449
486	Manulife Financial Corp.	9,576
253	Power Corp. of Canada	8,005
395	Royal Bank of Canada	40,061
100	TC Energy Corp.	4,954
100	Toronto-Dominion Bank	7,015

		238,728

	Chile - 0.0%
96	Empresa Nacional de Telecomunicaciones S.A.	533

	China - 6.5%
25	Baidu, Inc. ADR*	5,098
135,000	Bank of China Ltd. Class H	48,501
47,000	Bank of Communications Co., Ltd. Class H	31,592
38,000	China CITIC Bank Corp. Ltd. Class H	18,007
15,000	China Construction Bank Corp. Class H	11,802
27,000	China Everbright Bank Co., Ltd. Class H	11,021
3,000	China Life Insurance Co., Ltd. Class H	5,949
15,000	China Minsheng Banking Corp. Ltd. Class H	7,185
2,000	China National Building Material Co., Ltd. Class H	2,349
1,000	China Pacific Insurance Group Co., Ltd. Class H	3,148

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
36,000	China Petroleum & Chemical Corp. Class H	$18,218
2,000	China Railway Group Ltd. Class H	1,043
1,100	China Vanke Co., Ltd. Class H	3,442
19,000	Great Wall Motor Co., Ltd. Class H	61,410
9,000	Industrial & Commercial Bank of China Ltd. Class H	5,285
311	JD.com, Inc. ADR*	24,821
6,500	Kerry Logistics Network Ltd.	19,711
28,000	Lenovo Group Ltd.	32,197
1,500	Li Ning Co., Ltd.	18,311
4,000	PICC Property & Casualty Co., Ltd. Class H	3,503
1,500	Ping An Insurance Group Co., of China Ltd. Class H	14,689
239	Vipshop Holdings Ltd. ADR*	4,799
8,000	Weichai Power Co., Ltd. Class H	17,781
4,500	Yangzijiang Shipbuilding Holdings Ltd.	4,720

		374,582

	Denmark - 1.4%
101	Coloplast A/S Class B	16,574
740	Novo Nordisk A/S Class B	62,004

		78,578

	Finland - 0.4%
106	Kone Oyj Class B	8,649
23	Neste Oyj	1,408
275	Orion Oyj Class B	11,822

		21,879

	France - 3.2%
1,188	Bouygues S.A.	43,942
189	Carrefour S.A.	3,717
111	Cie de Saint-Gobain	7,311
93	Cie Generale des Etablissements Michelin SCA	14,834
3,273	Electricite de France S.A.(1)	44,714
9	Faurecia SE	442
12	L’Oreal S.A.	5,348
252	Orange S.A.(1)	2,873
352	Sanofi	36,885
102	Schneider Electric SE	16,049
253	Suez(1)	6,016
165	Vivendi S.A.(1)	5,543

		187,674

	Germany - 3.0%
121	Allianz SE	30,177
463	Deutsche Post AG	31,495
1,265	Deutsche Telekom AG	26,721
444	Deutsche Wohnen SE	27,159
90	Fresenius Medical Care AG & Co. KGaA	7,475
36	Lanxess AG	2,468
260	Merck KGaA	49,858

		175,353

	Hong Kong - 4.0%
2,000	CK Asset Holdings Ltd.	13,804
1,500	CK Hutchison Holdings Ltd.	11,686
1,900	Dairy Farm International Holdings Ltd.	8,056
1,000	Henderson Land Development Co., Ltd.	4,739
8,500	Kerry Properties Ltd.	28,020
1,500	Orient Overseas International Ltd.	32,488
3,000	SITC International Holdings Co., Ltd.	12,536
1,500	Sun Hung Kai Properties Ltd.	22,348
500	Techtronic Industries Co., Ltd.	8,730
6,500	VTech Holdings Ltd.	68,425
14,000	WH Group Ltd.(2)	12,583
2,000	Xinyi Glass Holdings Ltd.	8,151

		231,566

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	India - 0.4%
127	Dr. Reddy’s Laboratories Ltd. ADR	$9,336
684	Infosys Ltd. ADR	14,494

		23,830

	Indonesia - 2.2%
50,300	Adaro Energy Tbk PT	4,180
13,100	Astra International Tbk PT	4,463
5,300	Bank Negara Indonesia Persero Tbk PT	1,692
176,400	Bukit Asam Tbk PT	24,331
35,800	Indo Tambangraya Megah Tbk PT	35,059
38,700	Indofood Sukses Makmur Tbk PT	16,481
67,000	Telekomunikasi Indonesia Persero Tbk PT	14,555
19,900	United Tractors Tbk PT	27,792

		128,553

	Israel - 2.8%
2,185	Airport City Ltd.*	36,652
28,351	Bezeq The Israeli Telecommunication Corp. Ltd.*	30,887
104	Check Point Software Technologies Ltd.*	12,078
148	Danel Adir Yeoshua Ltd.	31,022
62	Fox Wizel Ltd.	7,105
6,211	Mivne Real Estate KD Ltd.	18,013
274	Rami Levy Chain Stores Hashikma Marketing Ltd.	18,028
1,065	Shufersal Ltd.	8,478

		162,263

	Italy - 1.4%
2,850	Enel S.p.A.	26,471
462	Prysmian S.p.A.	16,562
13,084	UnipolSai Assicurazioni S.p.A.	37,984

		81,017

	Japan - 14.3%
200	Aeon Co., Ltd.	5,379
400	Alfresa Holdings Corp.	5,979
2,400	Astellas Pharma, Inc.	41,831
100	Azbil Corp.	4,149
400	Bridgestone Corp.	18,218
1,600	Brother Industries Ltd.	31,960
100	Canon, Inc.	2,264
100	Chugai Pharmaceutical Co., Ltd.	3,966
400	Daiwa House Industry Co., Ltd.	12,019
300	Fujitsu Ltd.	56,221
700	Hitachi Ltd.	40,118
1,200	Honda Motor Co., Ltd.	38,382
200	Hoya Corp.	26,543
1,400	ITOCHU Corp.	40,364
900	Iwatani Corp.	54,005
2,400	K’s Holdings Corp.	27,613
1,300	Kajima Corp.	16,480
1,500	KDDI Corp.	46,829
100	M3, Inc.	7,310
100	MEIJI Holdings Co., Ltd.	5,992
600	Mitsubishi Corp.	16,369
1,600	Mitsubishi Electric Corp.	23,245
400	Mitsui & Co., Ltd.	9,012
100	Mitsui Chemicals, Inc.	3,455
200	NEC Corp.	10,307
500	Nihon Kohden Corp.	14,281
1,400	Nippon Telegraph & Telephone Corp.	36,510
500	ORIX Corp.	8,444
1,100	Osaka Gas Co., Ltd.	20,505
2,600	Panasonic Corp.	30,114
500	Penta-Ocean Construction Co., Ltd.	3,482
1,200	Sanwa Holdings Corp.	14,747

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
100	Sawai Group Holdings Co., Ltd.	$4,460
400	Sekisui Chemical Co., Ltd.	6,844
400	Sekisui House Ltd.	8,212
800	Seven & i Holdings Co., Ltd.	38,180
100	Shimamura Co., Ltd.	9,604
100	Sompo Holdings, Inc.	3,699
500	Subaru Corp.	9,872
800	Sumitomo Forestry Co., Ltd.	14,668
200	Taisei Corp.	6,559
200	Toho Gas Co., Ltd.	9,803
400	Tokio Marine Holdings, Inc.	18,409
800	Tokyo Gas Co., Ltd.	15,115
200	Tsumura & Co.	6,298

		827,816

	Luxembourg - 0.2%
182	RTL Group S.A.*	10,846

	Malaysia - 2.4%
8,800	Aeon Co. M Bhd	2,734
15,100	Alliance Bank Malaysia Bhd	8,766
28,800	AMMB Holdings Bhd	20,465
18,900	CIMB Group Holdings Bhd	20,987
14,000	DiGi.Com Bhd	13,928
16,445	Malayan Banking Bhd	32,126
300	Petronas Dagangan Bhd	1,344
1,800	Petronas Gas Bhd	6,720
15,300	RHB Bank Bhd	19,901
2,900	TIME dotCom Bhd	9,822

		136,793

	Mexico - 0.8%
14,900	America Movil S.A.B. de C.V. Class L	11,225
5,800	Coca-Cola Femsa S.A.B. de C.V.	30,733
1,600	Grupo Bimbo S.A.B. de C.V. Class A	3,528

		45,486

	Netherlands - 1.9%
135	Exor N.V.	10,816
1,855	Koninklijke Ahold Delhaize N.V.	55,150
424	NN Group N.V.	20,002
1,166	Stellantis N.V.	22,982

		108,950

	New Zealand - 2.2%
2,212	EBOS Group Ltd.	49,924
1,952	Fisher & Paykel Healthcare Corp. Ltd. Class C	42,446
10,682	Spark New Zealand Ltd.*	35,767

		128,137

	Norway - 0.9%
3,046	Europris ASA(2)	19,114
1,319	Orkla ASA	13,443
1,005	Telenor ASA	16,946

		49,503

	Philippines - 1.9%
700	Globe Telecom, Inc.	26,386
2,940	Manila Electric Co.	16,695
24,940	Metropolitan Bank & Trust Co.	24,881
1,620	PLDT, Inc.	42,910

		110,872

	Poland - 1.8%
783	Asseco Poland S.A.	15,868
45	Dino Polska S.A.*(2)	3,308
1,439	Polski Koncern Naftowy ORLEN S.A.	29,022
19,725	Polskie Gornictwo Naftowe i Gazownictwo S.A.	34,569

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
2,009	Powszechny Zaklad Ubezpieczen S.A.*	$19,367

		102,134

	Russia - 0.4%
2,973	Evraz plc	24,314

	Singapore - 1.1%
1,106	DBS Group Holdings Ltd.	24,527
300	Haw Par Corp. Ltd.	3,058
3,042	Oversea-Chinese Banking Corp. Ltd.	27,044
500	Venture Corp. Ltd.	7,145

		61,774

	South Africa - 0.8%
2,097	Absa Group Ltd.*	19,932
207	Kumba Iron Ore Ltd.	9,287
1,569	Shoprite Holdings Ltd.	17,080
310	Thungela Resources Ltd.*	852

		47,151

	South Korea - 6.5%
442	Daesang Corp.	10,891
400	Daesung Holdings Co., Ltd.	13,586
141	E-Mart, Inc.	20,033
127	GS Engineering & Construction Corp.	4,838
495	Handsome Co., Ltd.	18,879
13	Hankook Tire & Technology Co., Ltd.	597
69	Hyundai Glovis Co., Ltd.	12,806
528	Hyundai Home Shopping Network Corp.	42,384
344	Hyundai Marine & Fire Insurance Co., Ltd.	7,789
17	INTOPS Co., Ltd.	463
689	JB Financial Group Co., Ltd.	4,607
317	KEPCO Plant Service & Engineering Co., Ltd.	12,062
149	Kia Motors Corp.	11,855
651	Kolon Global Corp.	14,163
4,784	Korea Asset In Trust Co., Ltd.	20,370
2,389	Korean Reinsurance Co.	20,896
44	KT&G Corp.	3,298
183	LG Electronics, Inc.	26,569
3,606	LG Uplus Corp.	49,152
60	LOTTE Fine Chemical Co., Ltd.	3,516
19	NongShim Co., Ltd.	5,289
9	S-1 Corp.	655
685	Samsung Electronics Co., Ltd.	49,087
46	SK Telecom Co., Ltd.	13,071
229	Spigen Korea Co., Ltd.	11,550
24	Woongjin Coway Co., Ltd.	1,677

		380,083

	Spain - 0.2%
1,083	Iberdrola S.A.	13,203

	Sweden - 3.2%
153	Axfood AB(1)	4,235
337	Electrolux AB Class B	9,351
218	Holmen AB Class B	9,847
11	ICA Gruppen AB	512
3,000	Investor AB Class B	69,193
694	Kinnevik AB Class B*	27,802
742	L E Lundbergforetagen AB Class B	47,910
146	Securitas AB Class B	2,306
121	Skanska AB Class B	3,212
91	Swedbank AB Class A	1,694
97	Telefonaktiebolaget LM Ericsson Class B	1,220
420	Volvo AB Class B	10,112

		187,394

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Switzerland - 2.8%
521	Credit Suisse Group AG	$5,463
107	Kuehne + Nagel International AG	36,649
36	Nestle S.A.	4,487
166	Roche Holding AG	62,595
33	Swiss Life Holding AG	16,051
34	Swisscom AG	19,428
1,171	UBS Group AG	17,938

		162,611

	Taiwan - 7.8%
3,000	Asustek Computer, Inc.	40,000
22,000	Cheng Loong Corp.	38,295
4,000	Chicony Electronics Co., Ltd.	11,542
3,000	ChipMOS Technologies, Inc.	5,125
10,000	Compal Electronics, Inc.	8,022
11,000	Coretronic Corp.	24,201
2,000	Elitegroup Computer Systems Co., Ltd.*	1,579
1,000	Feng Hsin Steel Co., Ltd.	2,918
2,000	Getac Technology Corp.	3,948
4,000	Great Wall Enterprise Co., Ltd.	8,628
9,800	Hon Hai Precision Industry Co., Ltd.	39,393
12,000	Lite-On Technology Corp.	24,808
5,000	Nantex Industry Co., Ltd.	25,751
13,000	Pegatron Corp.	32,101
14,000	Pou Chen Corp.	19,747
6,000	Qisda Corp.	6,633
2,000	Radiant Opto-Electronics Corp.	8,721
11,000	Sanyang Motor Co., Ltd.	11,923
6,000	Sigurd Microelectronics Corp.*	12,059
64	Silicon Motion Technology Corp. ADR	4,102
3,000	Sino-American Silicon Products, Inc.	20,781
8,000	United Microelectronics Corp.	15,246
6,000	Wan Hai Lines Ltd.	69,125
14,000	Wistron Corp.	15,577

		450,225

	Thailand - 2.4%
3,500	Advanced Info Service PCL NVDR	18,674
3,400	Bangkok Bank PCL NVDR	11,988
21,100	Bank of Ayudhya plc NVDR	20,573
46,200	Krung Thai Bank PCL NVDR	15,424
126,900	Noble Development PCL NVDR	29,102
2,900	PTT PCL NVDR	3,551
11,600	Siam Makro PCL NVDR	13,482
20,000	Supalai PCL NVDR	12,855
21,200	United Paper PCL NVDR	13,957

		139,606

	Turkey - 1.6%
5,064	AG Anadolu Grubu Holding AS	12,649
719	Arcelik A.S.	2,467
13,853	Dogan Sirketler Grubu Holding AS	4,529
28,316	Goodyear Lastikleri AS	21,903
23,074	Haci Omer Sabanci Holding AS	23,612
9,420	Koza Anadolu Metal Madencilik Isletmeleri AS*	15,332
1,832	Turk Telekomunikasyon AS	1,400
13,626	Turkiye Garanti Bankasi A.S.	13,018

		94,910

	United Kingdom - 7.3%
396	Admiral Group plc	17,199
109	Anglo American plc	4,325
239	Ashtead Group plc	17,710
174	AstraZeneca plc	20,872
2,439	B&M European Value Retail S.A.	19,313

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
210	Ferguson plc		$29,155
1,629	GlaxoSmithKline plc		31,942
879	Hikma Pharmaceuticals plc		29,702
475	Howden Joinery Group plc		5,358
2,117	IG Group Holdings plc		24,771
4,763	Kingfisher plc		23,984
3,762	Legal & General Group plc		13,387
715	Mondi plc		18,777
472	National Grid plc		6,004
176	RELX plc		4,666
616	Rio Tinto plc		50,624
6,005	Royal Mail plc*		47,899
384	Spectris plc		17,177
1,381	Standard Chartered plc		8,795
100	Unilever plc		5,844
9,894	Vodafone Group plc		16,585
2,707	WM Morrison Supermarkets plc		9,226

			423,315

	Total Common Stocks (cost $4,801,364)		$5,742,848

Preferred Stocks - 0.5%
	Brazil - 0.3%
4,000	Itau S.A.		8,888
1,500	Itau Unibanco Holding S.A.		8,908

			17,796

	Chile - 0.2%
6,094	Embotelladora Andina S.A. Class B		14,231

	Total Preferred Stocks (cost $30,245)		$32,027

	Total Long-Term Investments (cost $4,831,609)		$5,774,875

Short-Term Investments - 0.1%
	Securities Lending Collateral - 0.1%
868	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)		868
4,503	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(3)		4,503
229	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(3)		229

			5,600

	Total Short-Term Investments (cost $5,600)		$5,600

	Total Investments (cost $4,837,209)	99.6%	$5,780,475
	Other Assets and Liabilities	0.4%	20,712

	Total Net Assets	100.0%	$5,801,187

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $35,005, representing 0.6% of net assets.

(3)	Current yield as of period end.

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

    Fair Value Summary

    The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$408,716	$408,716	$—	$—
Austria	19,595	19,595	—	—
Belgium	70,137	70,137	—	—
Brazil	34,721	34,721	—	—
Canada	238,728	238,728	—	—
Chile	533	533	—	—
China	374,582	374,582	—	—
Denmark	78,578	78,578	—	—
Finland	21,879	21,879	—	—
France	187,674	187,674	—	—
Germany	175,353	175,353	—	—
Hong Kong	231,566	231,566	—	—
India	23,830	23,830	—	—
Indonesia	128,553	128,553	—	—
Israel	162,263	162,263	—	—
Italy	81,017	81,017	—	—
Japan	827,816	827,816	—	—
Luxembourg	10,846	10,846	—	—
Malaysia	136,793	136,793	—	—
Mexico	45,486	45,486	—	—
Netherlands	108,950	108,950	—	—
New Zealand	128,137	128,137	—	—
Norway	49,503	49,503	—	—
Philippines	110,872	110,872	—	—
Poland	102,134	102,134	—	—
Russia	24,314	24,314	—	—
Singapore	61,774	61,774	—	—
South Africa	47,151	47,151	—	—
South Korea	380,083	380,083	—	—
Spain	13,203	13,203	—	—
Sweden	187,394	187,394	—	—
Switzerland	162,611	162,611	—	—
Taiwan	450,225	450,225	—	—
Thailand	139,606	139,606	—	—
Turkey	94,910	94,910	—	—
United Kingdom	423,315	423,315	—	—
Preferred Stocks	32,027	32,027	—	—
Short-Term Investments	5,600	5,600	—	—

Total	$5,780,475	$5,780,475	$—	$—

(1)	For the period ended June 30, 2021, there were no transfers in and out of Level 3.

Hartford Multifactor Emerging Markets ETF
Schedule of Investments June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.5%
	Brazil - 3.0%
24,393	B3 S.A. - Brasil Bolsa Balcao	$81,766
8,168	Banco do Brasil S.A.	52,301
12,146	BB Seguridade Participacoes S.A.	55,915
25,260	Cia Energetica de Minas Gerais	61,063
18,600	Cia Siderurgica Nacional S.A.	163,061
7,339	Equatorial Energia S.A.	36,272
40,045	Telefonica Brasil S.A.	335,181
22,693	Vale S.A.	512,168

		1,297,727

	Cayman Islands - 0.2%
4,500	Wuxi Biologics Cayman, Inc.*(1)	82,457

	Chile - 1.7%
2,055,633	Banco de Chile	204,657
2,533,633	Banco Santander Chile	126,349
1,144	Cia Cervecerias Unidas S.A.	11,627
445,660	Colbun S.A.	62,805
17,177	Empresas CMPC S.A.	41,285
13,572	Empresas COPEC S.A.	134,768
1,144,498	Enel Americas S.A.	169,448

		750,939

	China - 21.1%
413,000	Agricultural Bank of China Ltd. Class H	143,590
6,800	Alibaba Group Holding Ltd.*	192,638
14,000	Anhui Conch Cement Co., Ltd. Class H	74,274
9,000	ANTA Sports Products Ltd.	211,851
794	Baidu, Inc. ADR*	161,897
1,032,000	Bank of China Ltd. Class H	370,762
514,000	Bank of Communications Co., Ltd. Class H	345,497
9,500	BYD Co., Ltd. Class H	284,051
605,000	China CITIC Bank Corp. Ltd. Class H	286,691
1,000	China Conch Venture Holdings Ltd.	4,211
495,000	China Construction Bank Corp. Class H	389,455
545,000	China Everbright Bank Co., Ltd. Class H	222,468
46,000	China Life Insurance Co., Ltd. Class H	91,220
86,000	China Longyuan Power Group Corp. Ltd. Class H	148,172
26,000	China Mengniu Dairy Co., Ltd.*	157,188
22,500	China Merchants Bank Co., Ltd. Class H	191,946
364,000	China Minsheng Banking Corp. Ltd. Class H	174,363
46,000	China Pacific Insurance Group Co., Ltd. Class H	144,826
454,000	China Petroleum & Chemical Corp. Class H	229,752
305,000	China Railway Group Ltd. Class H	159,062
8,500	China Shenhua Energy Co., Ltd. Class H	16,659
51,100	China Vanke Co., Ltd. Class H	159,896
56,071	Country Garden Holdings Co., Ltd.	62,816
7,400	ENN Energy Holdings Ltd.	140,837
85,000	Fosun International Ltd.	122,369
48,800	Fuyao Glass Industry Group Co., Ltd. Class H(1)	343,731
22,000	Geely Automobile Holdings Ltd.	69,265
139,000	Great Wall Motor Co., Ltd. Class H	449,262
268,000	Guangzhou Automobile Group Co., Ltd. Class H	240,535
351,000	Industrial & Commercial Bank of China Ltd. Class H	206,102
4,157	JD.com, Inc. ADR*	331,770
300,000	Lenovo Group Ltd.	344,972
53,500	Li Ning Co., Ltd.	653,090
11,000	Longfor Properties Co., Ltd.(1)	61,616
426	NetEase, Inc. ADR	49,097
13,100	New China Life Insurance Co., Ltd. Class H	44,702
1,195	New Oriental Education & Technology Group, Inc. ADR*	9,787
262,000	PetroChina Co., Ltd. Class H	127,528
62,000	PICC Property & Casualty Co., Ltd. Class H	54,289
27,000	Ping An Insurance Group Co., of China Ltd. Class H	264,408

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
103,000	Postal Savings Bank of China Co., Ltd. Class H(1)	$69,367
28,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	65,332
9,700	Shenzhou International Group Holdings Ltd.	244,940
3,100	Tencent Holdings Ltd.	233,123
26,000	Tingyi Cayman Islands Holding Corp.	51,894
5,279	Vipshop Holdings Ltd. ADR*	106,002
24,000	Weichai Power Co., Ltd. Class H	53,341
110,000	Xinyi Solar Holdings Ltd.	237,398
2,630	Yum China Holdings, Inc.	174,237
92,000	Zijin Mining Group Co., Ltd. Class H	123,680
68,200	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	71,398
566	ZTO Express Cayman, Inc. ADR	17,178

		9,184,535

	Hong Kong - 0.3%
6,000	China Resources Beer Holdings Co., Ltd.	53,890
10,000	China Resources Gas Group Ltd.	60,006
4,000	Guangdong Investment Ltd.	5,748

		119,644

	India - 4.7%
740	Axis Bank Ltd. GDR*	37,222
4,437	Dr. Reddy’s Laboratories Ltd. ADR	326,164
3,425	HDFC Bank Ltd. ADR*	250,436
11,613	ICICI Bank Ltd. ADR*	198,582
22,359	Infosys Ltd. ADR	473,787
4,425	Reliance Industries Ltd. GDR(1)	250,455
1,918	State Bank of India GDR	107,216
42,496	Wipro Ltd. ADR	331,894
1,003	WNS Holdings Ltd. ADR*	80,110

		2,055,866

	Indonesia - 3.6%
205,300	Adaro Energy Tbk PT	17,061
746,400	Astra International Tbk PT	254,291
4,800	Bank Central Asia Tbk PT	9,972
140,000	Bank Mandiri Persero Tbk PT	56,966
280,800	Bank Rakyat Indonesia Persero Tbk PT	76,300
998,600	Bukit Asam Tbk PT	137,738
334,500	Harum Energy Tbk PT	117,075
210,100	Indo Tambangraya Megah Tbk PT	205,753
143,100	Indofood Sukses Makmur Tbk PT	60,941
687,900	Merdeka Copper Gold Tbk PT*	139,478
1,186,700	Telekomunikasi Indonesia Persero Tbk PT	257,800
162,600	United Tractors Tbk PT	227,079

		1,560,454

	Malaysia - 3.7%
182,400	CIMB Group Holdings Bhd	202,545
242,500	DiGi.Com Bhd	241,244
32,500	Hartalega Holdings Bhd	57,539
28,200	Hong Leong Bank Bhd	127,160
145,024	Malayan Banking Bhd	283,306
9,600	Malaysian Pacific Industries Bhd	89,722
12,000	Maxis Bhd	12,689
46,000	Petronas Chemicals Group Bhd	89,308
50,700	Petronas Gas Bhd	189,293
40,500	Public Bank Bhd	40,095
31,900	Tenaga Nasional Bhd	75,226
42,400	TIME dotCom Bhd	143,597
70,100	Top Glove Corp. Bhd	70,412

		1,622,136

	Mexico - 4.6%
555,853	America Movil S.A.B. de C.V. Class L	418,764
45,646	Coca-Cola Femsa S.A.B. de C.V.	241,865

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
23,065	El Puerto de Liverpool S.A.B. de C.V. Class C1	$102,232
21,564	Fomento Economico Mexicano S.A.B. de C.V.	182,612
6,126	Gruma S.A.B. de C.V. Class B	68,938
63,200	Grupo Bimbo S.A.B. de C.V. Class A	139,348
2,370	Grupo Elektra S.A.B. de C.V.	192,071
22,102	Grupo Financiero Banorte S.A.B. de C.V. Class O	142,488
46,800	Grupo Mexico S.A.B. de C.V. Class B	220,855
94,082	Wal-Mart de Mexico S.A.B. de C.V.	307,661

		2,016,834

	Philippines - 2.1%
6,525	Ayala Corp.	106,934
35,670	BDO Unibank, Inc.	82,717
5,120	Globe Telecom, Inc.	192,990
16,640	Manila Electric Co.	94,492
96,500	Metropolitan Bank & Trust Co.	96,273
10,180	PLDT, Inc.	269,645
3,305	SM Investments Corp.	67,671

		910,722

	Poland - 2.9%
6,570	Asseco Poland S.A.	133,143
752	Cyfrowy Polsat S.A.	5,914
3,332	Dino Polska S.A.*(1)	244,977
1,511	KGHM Polska Miedz S.A.	74,478
15,356	Polski Koncern Naftowy ORLEN S.A.	309,702
83,552	Polskie Gornictwo Naftowe i Gazownictwo S.A.	146,430
8,830	Powszechna Kasa Oszczednosci Bank Polski S.A.*	87,743
25,310	Powszechny Zaklad Ubezpieczen S.A.*	243,992

		1,246,379

	Russia - 3.4%
31,323	Gazprom PJSC ADR	238,744
1,606	LUKOIL PJSC ADR	148,748
6,018	Magnit PJSC GDR	87,291
9,414	Magnitogorsk Iron & Steel Works PJSC GDR	101,106
7,139	MMC Norilsk Nickel PJSC ADR	243,226
3,467	Mobile TeleSystems PJSC ADR	32,104
958	Novolipetsk Steel PJSC GDR	30,177
6,225	PhosAgro PJSC GDR	125,994
224	Polyus PJSC GDR	21,672
15,375	Sberbank of Russia PJSC ADR	255,302
9,877	Severstal PAO GDR	212,356

		1,496,720

	South Africa - 2.1%
12,974	Absa Group Ltd.*	123,318
27,483	FirstRand Ltd.	103,147
3,581	Kumba Iron Ore Ltd.	160,655
21,613	Shoprite Holdings Ltd.	235,281
2,121	SPAR Group Ltd.	26,870
9,456	Standard Bank Group Ltd.	84,509
20,253	Vodacom Group Ltd.	182,648

		916,428

	South Korea - 16.6%
1,174	Cheil Worldwide, Inc.	26,219
445	Chong Kun Dang Pharmaceutical Corp.	54,136
12	CJ CheilJedang Corp.	4,912
376	Com2uSCorp	41,301
2,708	Daesang Corp.	66,729
9,429	Daesung Holdings Co., Ltd.	320,259
2,978	Danawa Co., Ltd.	80,390
274	DI Dong Il Corp.	47,810
3,058	DongKook Pharmaceutical Co., Ltd.	76,576
1,284	DoubleUGames Co., Ltd.	67,954

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
1,026	E-Mart, Inc.	$145,771
692	Gravity Co., Ltd. ADR*	74,957
1,603	GS Engineering & Construction Corp.	61,065
1,280	Hana Financial Group, Inc.	52,341
11,032	Hancom, Inc.*	236,578
3,156	Handsome Co., Ltd.	120,366
3,333	Hankook Tire & Technology Co., Ltd.	153,013
8,500	Hanon Systems	124,917
46	Hansol Chemical Co., Ltd.	10,028
3,960	Huchems Fine Chemical Corp.	81,932
599	Hyundai Glovis Co., Ltd.	111,167
3,997	Hyundai Home Shopping Network Corp.	320,853
4,000	Hyundai Marine & Fire Insurance Co., Ltd.	90,574
87	Hyundai Motor Co.	18,502
7,421	INTOPS Co., Ltd.	202,304
21,031	JB Financial Group Co., Ltd.	140,624
1,406	JoyCity Corp.*	14,483
1,972	KC Co., Ltd.	47,280
2,542	Kia Motors Corp.	202,249
3,173	Kolon Global Corp.	69,030
547	KoMiCo Ltd.	34,049
48,412	Korea Asset In Trust Co., Ltd.	206,132
1,050	Korea Ratings Corp.	82,050
16,982	Korean Reinsurance Co.	148,535
1,814	KT&G Corp.	135,951
259	LEENO Industrial, Inc.	40,363
152	LG Chem Ltd.	114,727
2,131	LG Electronics, Inc.	309,389
24,163	LG Uplus Corp.	329,354
673	LOTTE Fine Chemical Co., Ltd.	39,442
6,651	Meritz Fire & Marine Insurance Co., Ltd.	120,482
764	NAVER Corp.	283,239
41	NCSoft Corp.	29,854
774	NICE Information Service Co., Ltd.	17,251
328	NongShim Co., Ltd.	91,309
334	Park Systems Corp.	38,734
2,105	Pearl Abyss Corp.*	141,499
148	POSCO	45,735
5,581	Posco ICT Co., Ltd.	42,422
905	S-1 Corp.	65,817
253	Samsung Electro-Mechanics Co., Ltd.	39,765
5,363	Samsung Electronics Co., Ltd.	384,313
315	Samsung SDI Co., Ltd.	195,240
2,397	Samsung Securities Co., Ltd.	95,676
768	Sebang Global Battery Co., Ltd.	66,151
881	Silicon Works Co., Ltd.	95,129
2,997	SK Hynix, Inc.	339,313
125	SK Materials Co., Ltd.	39,082
1,024	SK Telecom Co., Ltd.	290,974
2,352	Spigen Korea Co., Ltd.	118,629
10,541	Ssangyong Cement Industrial Co., Ltd.	78,158
576	Woongjin Coway Co., Ltd.	40,253
1,095	Yuhan Corp.	61,355

		7,224,692

	Taiwan - 18.8%
9,000	Accton Technology Corp.	106,756
86,000	Acer, Inc.	90,437
2,000	Advantech Co., Ltd.	24,765
12,000	Ardentec Corp.	19,467
26,000	Asia Vital Components Co., Ltd.	75,306
21,000	Asustek Computer, Inc.	280,000
122,000	Chang Wah Electromaterials, Inc.	144,495
161,000	Cheng Loong Corp.	280,251
30,000	Cheng Uei Precision Industry Co., Ltd.	45,491

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
58,431	Chicony Electronics Co., Ltd.	$168,608
6,000	Chipbond Technology Corp.	15,505
44,000	ChipMOS Technologies, Inc.	75,169
13,000	Chung-Hsin Electric & Machinery Manufacturing Corp.	23,702
35,000	Chunghwa Telecom Co., Ltd.	143,203
254,000	Compal Electronics, Inc.	203,747
107,000	Coretronic Corp.	235,410
17,000	Delta Electronics, Inc.	184,872
30,000	Elite Semiconductor Microelectronics Technology, Inc.	175,505
145,000	Elitegroup Computer Systems Co., Ltd.*	114,491
52,000	Everlight Electronics Co., Ltd.	98,354
18,000	Far EasTone Telecommunications Co., Ltd.	41,734
53,000	Feng Hsin Steel Co., Ltd.	154,649
3,000	FocalTech Systems Co., Ltd.	24,334
74,000	Getac Technology Corp.	146,075
13,000	Gold Circuit Electronics Ltd.*	31,214
14,000	Great Wall Enterprise Co., Ltd.	30,198
41,000	Greatek Electronics, Inc.	115,955
100,224	Hon Hai Precision Industry Co., Ltd.	402,874
60,000	Inventec Corp.	56,528
15,000	Kenda Rubber Industrial Co., Ltd.	21,804
12,000	King Yuan Electronics Co., Ltd.	19,338
110,245	Lite-On Technology Corp.	227,909
1,000	Lotes Co., Ltd.	20,960
7,000	Micro-Star International Co., Ltd.	39,569
70,000	Nantex Industry Co., Ltd.	360,520
11,000	Novatek Microelectronics Corp.	197,003
91,000	Pegatron Corp.	224,703
41,000	Pou Chen Corp.	57,830
2,000	President Chain Store Corp.	18,878
10,000	Primax Electronics Ltd.	20,458
213,000	Qisda Corp.	235,456
28,000	Quanta Computer, Inc.	87,932
21,000	Radiant Opto-Electronics Corp.	91,575
202,000	Sanyang Motor Co., Ltd.	218,947
74,534	Sigurd Microelectronics Corp.*	149,804
2,000	Simplo Technology Co., Ltd.	25,769
25,000	Sino-American Silicon Products, Inc.	173,172
104,000	Synnex Technology International Corp.	189,990
6,000	Taiwan Mobile Co., Ltd.	21,965
18,000	Taiwan Semiconductor Manufacturing Co., Ltd.	384,388
18,000	Topco Scientific Co., Ltd.	80,754
104,000	Tung Ho Steel Enterprise Corp.	195,962
3,000	TXC Corp.	13,567
154,000	United Microelectronics Corp.	293,491
11,000	Vanguard International Semiconductor Corp.	46,586
76,000	Wan Hai Lines Ltd.	875,585
24,000	Winbond Electronics Corp.	30,019
132,686	Wistron Corp.	147,627
7,000	Wistron NeWeb Corp.	19,094
10,000	WPG Holdings Ltd.	18,340
86,000	YFY, Inc.	141,057

		8,159,147

	Thailand - 4.8%
57,347	Advanced Info Service PCL NVDR	305,970
9,000	Bangkok Bank PCL NVDR	31,732
142,600	Bangkok Dusit Medical Services PCL NVDR	102,334
154,900	Bank of Ayudhya plc NVDR	151,034
29,600	CP ALL PCL NVDR	55,413
13,600	Delta Electronics Thailand PCL NVDR	245,267
64,900	Intouch Holdings PCL NVDR	131,622
83,800	Krung Thai Bank PCL NVDR	27,977
710,000	Noble Development PCL NVDR	162,824
30,000	PTT Exploration & Production PCL NVDR	109,516

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
162,300	PTT PCL NVDR		$198,761
14,600	Siam Cement PCL NVDR		196,792
112,500	Siam Makro PCL NVDR		130,753
4,800	Sri Trang Agro-Industry PCL NVDR		6,066
245,300	Supalai PCL NVDR		157,665
110,000	United Paper PCL NVDR		72,418

			2,086,144

	Turkey - 2.9%
14,332	AG Anadolu Grubu Holding AS		35,799
58,987	Aksa Enerji Uretim AS*		78,491
53,719	Arcelik A.S.		184,268
24,402	BIM Birlesik Magazalar A.S.		174,571
144	EGE Endustri VE Ticaret AS		20,042
101,592	Enka Insaat ve Sanayi AS		109,105
176,489	Goodyear Lastikleri AS		136,519
74,298	Haci Omer Sabanci Holding AS		76,030
29,466	Iskenderun Demir ve Celik AS		38,191
2,527	Tofas Turk Otomobil Fabrikasi AS		8,593
161,312	Turk Telekomunikasyon AS		123,293
170,475	Turkiye Garanti Bankasi A.S.		162,871
17,247	Vestel Beyaz Esya Sanayi ve Ticaret AS		89,694

			1,237,467

	Total Common Stocks (cost $34,545,865)		$41,968,291

Preferred Stocks - 2.9%
	Brazil - 2.4%
56,857	Banco Bradesco S.A.		291,545
36,553	Cia de Transmissao de Energia Eletrica Paulista		182,770
13,180	Cia Paranaense de Energia		15,576
58,571	Itau S.A.		130,149
68,761	Itau Unibanco Holding S.A.		408,358

			1,028,398

	Chile - 0.5%
38,388	Embotelladora Andina S.A. Class B		89,644
2,994	Sociedad Quimica y Minera de Chile S.A. Series B		142,276

			231,920

	Total Preferred Stocks (cost $1,013,423)		$1,260,318

	Total Long-Term Investments (cost $35,559,288)		$43,228,609

	Total Investments (cost $35,559,288)	99.4%	$43,228,609
	Other Assets and Liabilities	0.6%	261,439

	Total Net Assets	100.0%	$43,490,048

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2021, the aggregate value of these securities was $1,052,603, representing 2.4% of net assets.

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Futures Contracts Outstanding at June 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	3	09/17/2021	$204,720	$(369)

Total futures contracts				$(369)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

    Fair Value Summary

    The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$1,297,727	$1,297,727	$—	$—
Cayman Islands	82,457	82,457	—	—
Chile	750,939	750,939	—	—
China	9,184,535	9,184,535	—	—
Hong Kong	119,644	119,644	—	—
India	2,055,866	2,055,866	—	—
Indonesia	1,560,454	1,560,454	—	—
Malaysia	1,622,136	1,622,136	—	—
Mexico	2,016,834	2,016,834	—	—
Philippines	910,722	910,722	—	—
Poland	1,246,379	1,246,379	—	—
Russia	1,496,720	1,496,720	—	—
South Africa	916,428	916,428	—	—
South Korea	7,224,692	7,224,692	—	—
Taiwan	8,159,147	8,159,147	—	—
Thailand	2,086,144	2,086,144	—	—
Turkey	1,237,467	1,237,467	—	—
Preferred Stocks	1,260,318	1,260,318	—	—

Total	$43,228,609	$43,228,609	$—	$—

Liabilities
Futures Contracts(2)	$(369)	$(369)	$—	$—

Total	$(369)	$(369)	$—	$—

(1)	For the period ended June 30, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor Small Cap ETF
Schedule of Investments June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.5%
	Automobiles & Components - 0.0%
117	Patrick Industries, Inc.	$8,541

	Banks - 7.1%
660	Associated Banc-Corp.	13,517
25	Axos Financial, Inc.*	1,160
3,909	Bancorp, Inc.*	89,946
179	BancorpSouth Bank	5,071
233	Banner Corp.	12,631
1,436	Capitol Federal Financial, Inc.	16,916
520	Cathay General Bancorp	20,467
828	Central Pacific Financial Corp.	21,578
261	City Holding Co.	19,638
287	Community Trust Bancorp, Inc.	11,589
1,723	CVB Financial Corp.	35,477
8,618	First BanCorp	110,583
2,935	First Busey Corp.	72,377
878	First Financial Corp.	35,840
1,279	First Hawaiian, Inc.	36,247
5,048	First Interstate BancSystem, Inc. Class A	211,158
297	First Merchants Corp.	12,376
701	Fulton Financial Corp.	11,062
22	Great Southern Bancorp, Inc.	1,186
530	Heartland Financial USA, Inc.	24,905
853	Heritage Financial Corp.	21,342
1,399	Hilltop Holdings, Inc.	50,924
593	HomeStreet, Inc.	24,159
6,535	Hope Bancorp, Inc.	92,666
1,400	Independent Bank Corp.	34,590
452	Lakeland Financial Corp.	27,861
570	Meridian Bancorp, Inc.	11,662
296	Midland States Bancorp, Inc.	7,776
2,122	Mr Cooper Group, Inc.*	70,153
399	NBT Bancorp, Inc.	14,352
906	Nicolet Bankshares, Inc.*	63,728
2,602	Northwest Bancshares, Inc.	35,491
3,132	Old National Bancorp	55,154
218	Park National Corp.	25,597
479	PennyMac Financial Services, Inc.	29,564
193	Peoples Bancorp, Inc.	5,717
364	Preferred Bank	23,030
192	QCR Holdings, Inc.	9,233
541	Renasant Corp.	21,640
153	ServisFirst Bancshares, Inc.	10,401
1,635	Simmons First National Corp. Class A	47,971
196	Stock Yards Bancorp, Inc.	9,974
1,410	Towne Bank	42,892
581	TriCo Bancshares	24,739
930	TrustCo Bank Corp.	31,973
1,838	Trustmark Corp.	56,610
260	UMB Financial Corp.	24,196
467	Univest Financial Corp.	12,315
856	Walker & Dunlop, Inc.	89,349
310	Washington Federal, Inc.	9,852
166	Washington Trust Bancorp, Inc.	8,524
2,279	Waterstone Financial, Inc.	44,805

		1,801,964

	Capital Goods - 7.8%
247	Alamo Group, Inc.	37,712
9,989	Alpha Pro Tech Ltd.*(1)	85,606
427	Ameresco, Inc. Class A*	26,781
816	Applied Industrial Technologies, Inc.	74,305
2,408	Atkore International Group, Inc*	170,968
2,340	BlueLinx Holdings, Inc.*	117,655

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
869	Boise Cascade Co.	$50,706
932	Comfort Systems USA, Inc.	73,432
1,218	Federal Signal Corp.	49,000
908	Global Industrial Co.	33,333
3,726	GMS, Inc.*	179,370
4,892	Great Lakes Dredge & Dock Corp.*	71,472
934	Greenbrier Cos., Inc.	40,704
1,165	IES Holdings, Inc.*	59,834
248	Kadant, Inc.	43,670
455	McGrath Rent Corp.	37,114
5,164	Meritor, Inc.*	120,941
1,749	Miller Industries, Inc.	68,981
2,459	MSC Industrial Direct Co., Inc. Class A	220,646
3,414	MYR Group, Inc.*	310,401
569	National Presto Industries, Inc.	57,839
481	Primoris Services Corp.	14,156
1,179	Sterling Construction Co., Inc.*	28,449
337	Trinity Industries, Inc.	9,062

		1,982,137

	Commercial & Professional Services - 3.9%
222	Barrett Business Services, Inc.	16,119
1,943	Brady Corp. Class A	108,886
491	CBIZ, Inc.*	16,090
4,013	Ennis, Inc.	86,360
1,458	Healthcare Services Group, Inc.	46,029
1,797	Herman Miller, Inc.	84,711
2,137	HNI Corp.	93,964
1,398	Kforce, Inc.	87,976
4,100	Kimball International, Inc. Class B	53,915
723	ManTech International Corp. Class A	62,568
4,358	Resources Connection, Inc.	62,581
8,451	Steelcase, Inc. Class A	127,695
894	TriNet Group, Inc.*	64,797
347	UniFirst Corp.	81,420

		993,111

	Consumer Durables & Apparel - 3.4%
945	Acushnet Holdings Corp.	46,683
2,430	Escalade, Inc.	55,769
5,110	Ethan Allen Interiors, Inc.	141,036
3,351	Green Brick Partners, Inc.*	76,202
836	Johnson Outdoors, Inc. Class A	101,156
6,172	Lakeland Industries, Inc.*	137,821
636	Malibu Boats, Inc. Class A*	46,638
375	MDC Holdings, Inc.	18,975
1,693	Nautilus, Inc.*	28,527
1,848	Sturm Ruger & Co., Inc.	166,283
41	Superior Group of Cos., Inc.	980
1,020	Tupperware Brands Corp.*	24,225
1,010	Vera Bradley, Inc.*	12,514
323	Vista Outdoor, Inc.*	14,948

		871,757

	Consumer Services - 1.4%
3,635	American Public Education, Inc.*	103,016
1,950	H&R Block, Inc.	45,786
5,924	Perdoceo Education Corp.*	72,687
4,229	Stride, Inc.*	135,878

		357,367

	Diversified Financials - 3.1%
2,030	Artisan Partners Asset Management, Inc. Class A	103,165
464	B. Riley Financial, Inc.	35,032
494	Cannae Holdings, Inc.*	16,752
1,823	Cowen, Inc. Class A	74,834

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
377	Diamond Hill Investment Group, Inc.	$63,076
2,938	Donnelley Financial Solutions, Inc.*	96,954
1,861	Houlihan Lokey, Inc.	152,211
659	Moelis & Co. Class A	37,490
401	Oppenheimer Holdings, Inc. Class A	20,387
245	PRA Group, Inc.*	9,425
104	Regional Management Corp.	4,840
1,542	StoneX Group, Inc.*	93,553
3,364	Virtu Financial, Inc. Class A	92,947

		800,666

	Energy - 3.5%
1,307	Bonanza Creek Energy, Inc.	61,520
466	Centrus Energy Corp. Class A*	11,827
18,372	Clean Energy Fuels Corp.*	186,476
37,998	DHT Holdings, Inc.	246,607
7,141	National Energy Services Reunited Corp.*	101,759
2,823	Renewable Energy Group, Inc.*	175,986
580	Solaris Oilfield Infrastructure, Inc. Class A	5,649
9,743	W&T Offshore, Inc.*	47,254
1,862	World Fuel Services Corp.	59,081

		896,159

	Food & Staples Retailing - 2.5%
3,236	Ingles Markets, Inc. Class A	188,562
192	PriceSmart, Inc.	17,474
4,038	SpartanNash Co.	77,974
8,152	Sprouts Farmers Market, Inc.*	202,577
388	United Natural Foods, Inc.*	14,348
2,845	Weis Markets, Inc.	146,973

		647,908

	Food, Beverage & Tobacco - 1.7%
130	Coca-Cola Consolidated, Inc.	52,277
1,500	John B Sanfilippo & Son, Inc.	132,855
1	Mehadrin Ltd.*	30
955	National Beverage Corp.	45,105
556	Pilgrim’s Pride Corp.*	12,332
804	Universal Corp.	45,804
10,247	Vector Group Ltd.	144,892

		433,295

	Health Care Equipment & Services - 10.9%
963	Acadia Healthcare Co., Inc.*	60,428
1,179	Addus HomeCare Corp.*	102,856
7,208	Allscripts Healthcare Solutions, Inc.*	133,420
2,150	AMN Healthcare Services, Inc.*	208,507
1,447	Apollo Medical Holdings, Inc.*	90,886
14	Atrion Corp.	8,693
1,722	Avanos Medical, Inc.*	62,629
38	BioLife Solutions, Inc.*	1,691
841	CareCloud, Inc.*	7,081
6,418	Co-Diagnostics, Inc.*	52,949
855	Computer Programs & Systems, Inc.	28,412
402	Corvel Corp.*	53,989
919	Fulgent Genetics, Inc.*	84,759
1,075	Hanger, Inc.*	27,176
554	ICU Medical, Inc.*	114,013
5,084	InfuSystem Holdings, Inc.*	105,696
2,807	Inovalon Holdings, Inc. Class A*	95,663
619	Integer Holdings Corp.*	58,310
1,231	Joint Corp.*	103,306
362	LeMaitre Vascular, Inc.	22,089
1,681	Magellan Health, Inc.*	158,350
10,946	Meridian Bioscience, Inc.*	242,782
763	Merit Medical Systems, Inc.*	49,336

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
882	ModivCare, Inc.*	$150,002
840	National HealthCare Corp.	58,716
2,043	NextGen Healthcare, Inc.*	33,893
5,113	OraSure Technologies, Inc.*	51,846
1,410	Orthofix Medical, Inc.*	56,555
3,299	Owens & Minor, Inc.	139,647
3,350	Patterson Cos., Inc.	101,807
3,634	Select Medical Holdings Corp.	153,573
274	Simulations Plus, Inc.	15,045
739	STAAR Surgical Co.*	112,697
2,615	Zynex, Inc.*	40,611

		2,787,413

	Household & Personal Products - 1.3%
1,178	Central Garden & Pet Co. Class A*	56,897
1,915	Nu Skin Enterprises, Inc. Class A	108,485
1,589	USANA Health Sciences, Inc.*	162,761

		328,143

	Insurance - 4.5%
351	American Equity Investment Life Holding Co.	11,344
1,346	American National Group, Inc.	199,948
1,164	AMERISAFE, Inc.	69,479
7,350	CNO Financial Group, Inc.	173,607
1,917	Employers Holdings, Inc.	82,048
1,244	HCI Group, Inc.	123,691
2,314	Horace Mann Educators Corp.	86,590
3,181	Mercury General Corp.	206,606
1,218	Safety Insurance Group, Inc.	95,345
1,914	Stewart Information Services Corp.	108,505

		1,157,163

	Materials - 4.1%
3,494	Commercial Metals Co.	107,336
1,255	Domtar Corp.*	68,975
4,167	FutureFuel Corp.	40,003
2,368	Greif, Inc. Class A	143,382
300	Hawkins, Inc.	9,825
481	Kaiser Aluminum Corp.	59,399
1,810	Kronos Worldwide, Inc.	25,919
662	Mesabi Trust	23,435
1,542	Myers Industries, Inc.	32,382
2,238	Ryerson Holding Corp.*	32,675
3,182	Schnitzer Steel Industries, Inc. Class A	156,077
2,574	Schweitzer-Mauduit International, Inc.	103,938
2,044	Silgan Holdings, Inc.	84,826
347	Stepan Co.	41,734
2,367	Tredegar Corp.	32,593
1,449	Worthington Industries, Inc.	88,650

		1,051,149

	Media & Entertainment - 2.6%
3,094	AMC Networks, Inc. Class A*	206,679
9,563	Angi, Inc. Class A*	129,292
3,390	John Wiley & Sons, Inc. Class A	204,010
8,917	MSG Networks, Inc. Class A*	130,010

		669,991

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
4,735	Amphastar Pharmaceuticals, Inc.*	95,458
1,126	Anika Therapeutics, Inc.*	48,745
3,289	BioDelivery Sciences International, Inc.*	11,775
35,476	Catalyst Pharmaceuticals, Inc.*	203,987
6,832	Coherus Biosciences, Inc.*	94,487
1,344	Collegium Pharmaceutical, Inc.*	31,772
9,511	Corcept Therapeutics, Inc.*	209,242

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
673	Eagle Pharmaceuticals, Inc.*	$28,804
9,912	Ironwood Pharmaceuticals, Inc.*	127,567
1,788	Luminex Corp.	65,798
416	Pacira BioSciences, Inc.*	25,243
5,462	Phibro Animal Health Corp. Class A	157,743
1,775	Prestige Consumer Healthcare, Inc.*	92,478
11,323	SIGA Technologies, Inc.*	71,108
6,042	Supernus Pharmaceuticals, Inc.*	186,033
13,325	Vanda Pharmaceuticals, Inc.*	286,621
1,642	Voyager Therapeutics, Inc.*	6,781

		1,743,642

	Real Estate - 6.5%
19,383	Apartment Investment and Management Co. Class A, REIT	130,060
9,886	Bluerock Residential Growth REIT, Inc.	100,541
5,911	Brandywine Realty Trust REIT	81,040
2,706	Brookfield Property, Inc. Class A, REIT	51,116
1,606	Centerspace REIT	126,713
1,526	City Office, Inc. REIT	18,968
826	Corporate Office Properties Trust REIT	23,120
2,641	Easterly Government Properties, Inc. REIT	55,672
8,477	Equity Commonwealth REIT	222,097
1,630	eXp World Holdings, Inc.*	63,195
5,007	Farmland Partners, Inc. REIT	60,334
4,151	Forestar Group, Inc.*	86,797
16,871	Geo Group, Inc. REIT(1)	120,122
582	Getty Realty Corp. REIT	18,129
2,924	Independence Realty Trust, Inc. REIT	53,305
996	Industrial Logistics Properties Trust REIT	26,036
1,694	iStar, Inc. REIT	35,117
529	Kennedy-Wilson Holdings, Inc.	10,511
454	LTC Properties, Inc. REIT	17,429
2,534	Marcus & Millichap, Inc. REIT*	98,497
207	NexPoint Residential Trust, Inc. REIT	11,381
3,494	Piedmont Office Realty Trust, Inc. Class A, REIT	64,534
2,331	RMR Group, Inc. REIT	90,070
3,379	RPT Realty REIT	43,859
3,650	Sunstone Hotel Investors, Inc. REIT*	45,333

		1,653,976

	Retailing - 10.1%
4,569	1-800-Flowers.com, Inc. Class A*	145,614
3,313	Abercrombie & Fitch Co. Class A*	153,823
116	America’s Car-Mart, Inc.*	16,440
392	American Eagle Outfitters, Inc.	14,712
571	Asbury Automotive Group, Inc.*	97,852
1,357	AutoNation, Inc.*	128,657
2,590	Big 5 Sporting Goods Corp.	66,511
3,739	Big Lots, Inc.	246,811
4,504	Buckle, Inc.	224,074
506	Citi Trends, Inc.*	44,022
959	Core-Mark Holding Co., Inc.	43,165
2,834	Haverty Furniture Cos., Inc.	121,182
3,638	Hibbett Sports, Inc.*	326,074
91	Lumber Liquidators Holdings, Inc.*	1,920
1,450	MarineMax, Inc.*	70,673
558	Murphy USA, Inc.	74,420
285	Nordstrom, Inc.*	10,422
971	ODP Corp.*	46,618
1,684	PetMed Express, Inc.	53,635
3,999	Rent-A-Center, Inc.	212,227
8,736	Sally Beauty Holdings, Inc.*	192,804
114	Shutterstock, Inc.	11,191
141	Sleep Number Corp.*	15,503
8,736	Sportsman’s Warehouse Holdings, Inc.*	155,239

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
41	TravelCenters of America, Inc.*	$1,199
205	Urban Outfitters, Inc.*	8,450
2,085	Zumiez, Inc.*	102,144

		2,585,382

	Semiconductors & Semiconductor Equipment - 2.6%
7,181	Amkor Technology, Inc.	169,974
490	Axcelis Technologies, Inc.*	19,806
2,781	Diodes, Inc.*	221,840
2,612	FormFactor, Inc.*	95,234
3,000	NeoPhotonics Corp.*	30,630
8,231	Photronics, Inc.*	108,731
91	Synaptics, Inc.*	14,158

		660,373

	Software & Services - 3.2%
477	Appfolio, Inc. Class A*	67,352
2,795	CSG Systems International, Inc.	131,868
595	Evertec, Inc.	25,972
466	ExlService Holdings, Inc.*	49,517
5,421	Sykes Enterprises, Inc.*	291,108
3,582	Teradata Corp.*	178,993
814	TTEC Holdings, Inc.	83,915

		828,725

	Technology Hardware & Equipment - 6.9%
3,285	Aviat Networks, Inc.*	107,649
1,579	ePlus, Inc.*	136,884
1,745	Fabrinet*	167,293
2,754	Insight Enterprises, Inc.*	275,428
351	Kimball Electronics, Inc.*	7,631
2,406	Methode Electronics, Inc.	118,399
2,055	NETGEAR, Inc.*	78,748
776	OSI Systems, Inc.*	78,873
971	PC Connection, Inc.	44,928
1,681	Plexus Corp.*	153,660
3,509	Sanmina Corp.*	136,711
3,197	Super Micro Computer, Inc.*	112,470
181	SYNNEX Corp.	22,039
1,347	Turtle Beach Corp.*	42,996
3,546	Vishay Intertechnology, Inc.	79,962
2,267	Vishay Precision Group, Inc.*	77,169
5,215	Xerox Holdings Corp.	122,500

		1,763,340

	Telecommunication Services - 2.5%
4,517	Consolidated Communications Holdings, Inc.*	39,705
9,226	IDT Corp. Class B*	340,993
2,458	Telephone & Data Systems, Inc.	55,698
5,346	United States Cellular Corp.*	194,113

		630,509

	Transportation - 1.8%
520	Air Transport Services Group, Inc.*	12,080
1,501	Hub Group, Inc. Class A*	99,036
1,984	Marten Transport Ltd.	32,716
7,777	Radiant Logistics, Inc.*	53,895
494	Ryder System, Inc.	36,719
3,156	Schneider National, Inc. Class B	68,706
1,188	Universal Logistics Holdings, Inc.	27,680
2,819	Werner Enterprises, Inc.	125,502

		456,334

	Utilities - 1.3%
568	Avista Corp.	24,237
127	Chesapeake Utilities Corp.	15,282
1,424	Clearway Energy, Inc.	37,708

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
762	Hawaiian Electric Industries, Inc.		$32,217
153	MGE Energy, Inc.		11,389
166	Northwest Natural Holding Co.		8,718
684	Otter Tail Corp.		33,386
248	Portland General Electric Co.		11,428
260	Southwest Gas Holdings, Inc.		17,209
7,930	Spark Energy, Inc. Class A		89,847
1,037	Unitil Corp.		54,930

			336,351

	Total Common Stocks (cost $24,333,880)		$25,445,396

Short-Term Investments - 0.5%
	Securities Lending Collateral - 0.5%
20,299	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		20,299
105,260	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		105,260
5,345	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		5,345

			130,904

	Total Short-Term Investments (cost $130,904)		$130,904

	Total Investments (cost $24,464,784)	100.0%	$25,576,300
	Other Assets and Liabilities	0.0%	(12,424)

	Total Net Assets	100.0%	$25,563,876

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000	1	09/17/2021	$115,390	$106

Total futures contracts				$106

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

    Fair Value Summary

    The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$8,541	$8,541	$—	$—
Banks	1,801,964	1,801,964	—	—
Capital Goods	1,982,137	1,982,137	—	—
Commercial & Professional Services	993,111	993,111	—	—
Consumer Durables & Apparel	871,757	871,757	—	—
Consumer Services	357,367	357,367	—	—
Diversified Financials	800,666	800,666	—	—
Energy	896,159	896,159	—	—
Food & Staples Retailing	647,908	647,908	—	—
Food, Beverage & Tobacco	433,295	433,295	—	—
Health Care Equipment & Services	2,787,413	2,787,413	—	—
Household & Personal Products	328,143	328,143	—	—
Insurance	1,157,163	1,157,163	—	—
Materials	1,051,149	1,051,149	—	—
Media & Entertainment	669,991	669,991	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,743,642	1,743,642	—	—
Real Estate	1,653,976	1,653,976	—	—
Retailing	2,585,382	2,585,382	—	—
Semiconductors & Semiconductor Equipment	660,373	660,373	—	—
Software & Services	828,725	828,725	—	—
Technology Hardware & Equipment	1,763,340	1,763,340	—	—
Telecommunication Services	630,509	630,509	—	—
Transportation	456,334	456,334	—	—
Utilities	336,351	336,351	—	—
Short-Term Investments	130,904	130,904	—	—
Futures Contracts(2)	106	106	—	—

Total	$25,576,406	$25,576,406	$—	$—

(1)	For the period ended June 30, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multifactor US Equity ETF
Schedule of Investments June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.6%
	Automobiles & Components - 0.6%
653	Autoliv, Inc.	$63,837
17,522	General Motors Co.*	1,036,777
20,881	Gentex Corp.	690,953
916	Tesla, Inc.*	622,605

		2,414,172

	Banks - 2.4%
68,358	Bank of America Corp.	2,818,400
7,733	Bank OZK	326,023
3,429	East West Bancorp, Inc.	245,825
18,827	JP Morgan Chase & Co.	2,928,352
1,429	M&T Bank Corp.	207,648
27,344	People’s United Financial, Inc.	468,676
3,484	PNC Financial Services Group, Inc.	664,608
3,004	Prosperity Bancshares, Inc.	215,687
1,327	SVB Financial Group*	738,383
3,902	U.S. Bancorp	222,297
14,880	Valley National Bancorp	199,839
6,141	Zions Bancorp NA	324,613

		9,360,351

	Capital Goods - 4.4%
5,870	3M Co.	1,165,958
14,829	A.O. Smith Corp.	1,068,578
2,696	Advanced Drainage Systems, Inc.	314,273
1,932	AGCO Corp.	251,894
1,589	Carlisle Cos., Inc.	304,103
2,352	Caterpillar, Inc.	511,866
5,126	Cummins, Inc.	1,249,770
1,410	Deere & Co.	497,321
3,061	Eaton Corp. plc	453,579
2,891	Emerson Electric Co.	278,230
20,393	Fastenal Co.	1,060,436
2,301	Generac Holdings, Inc.*	955,260
12,417	Graco, Inc.	939,967
2,097	Honeywell International, Inc.	459,977
1,496	Johnson Controls International plc	102,671
4,017	Lincoln Electric Holdings, Inc.	529,079
12,983	Quanta Services, Inc.	1,175,870
1,120	Regal-Beloit Corp.	149,531
3,026	Snap-on, Inc.	676,099
612	Timken Co.	49,321
10,462	Toro Co.	1,149,565
3,289	Trane Technologies plc	605,636
2,660	Valmont Industries, Inc.	627,893
3,897	Watsco, Inc.	1,117,036
3,672	WW Grainger, Inc.	1,608,336
1,490	Xylem, Inc.	178,740

		17,480,989

	Commercial & Professional Services - 1.5%
21,628	Booz Allen Hamilton Holding Corp.	1,842,273
4,221	CACI International, Inc. Class A*	1,076,861
5,871	Jacobs Engineering Group, Inc.	783,309
686	Leidos Holdings, Inc.	69,355
2,069	ManpowerGroup, Inc.	246,025
1,937	Republic Services, Inc.	213,089
5,167	Robert Half International, Inc.	459,708
23,280	Rollins, Inc.	796,176
224	Verisk Analytics, Inc.	39,137
1,834	Waste Management, Inc.	256,962

		5,782,895

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
	Consumer Durables & Apparel - 2.2%
1,415	Deckers Outdoor Corp.*	$543,459
11,267	Garmin Ltd.	1,629,659
3,042	Helen of Troy Ltd.*	693,941
22,283	Mattel, Inc.*	447,888
1,334	Mohawk Industries, Inc.*	256,382
27,010	NIKE, Inc. Class B	4,172,775
260	VF Corp.	21,330
3,250	Whirlpool Corp.	708,565

		8,473,999

	Consumer Services - 0.9%
5,152	Domino’s Pizza, Inc.	2,403,357
4,768	Starbucks Corp.	533,110
1,074	Vail Resorts, Inc.*	339,942
2,350	Yum! Brands, Inc.	270,321

		3,546,730

	Diversified Financials - 3.1%
384	Ameriprise Financial, Inc.	95,570
15,110	Berkshire Hathaway, Inc. Class B*	4,199,371
388	BlackRock, Inc.	339,488
13,191	Charles Schwab Corp.	960,437
2,666	Evercore, Inc. Class A	375,293
30,804	Franklin Resources, Inc.	985,420
390	Intercontinental Exchange, Inc.	46,293
49,599	Invesco Ltd.	1,325,781
34,551	Jefferies Financial Group, Inc.	1,181,644
3,368	Morgan Stanley	308,812
8,336	Raymond James Financial, Inc.	1,082,847
57,051	SLM Corp.	1,194,648
2,566	Synchrony Financial	124,502

		12,220,106

	Energy - 1.3%
90,952	Cabot Oil & Gas Corp.	1,588,022
10,614	Cheniere Energy, Inc.*	920,658
37,910	Exxon Mobil Corp.	2,391,363

		4,900,043

	Food & Staples Retailing - 2.5%
2,887	Casey’s General Stores, Inc.	561,926
3,407	Costco Wholesale Corp.	1,348,048
81,016	Kroger Co.	3,103,723
34,475	Walmart, Inc.	4,861,664

		9,875,361

	Food, Beverage & Tobacco - 3.2%
14,771	Archer-Daniels-Midland Co.	895,123
518	Boston Beer Co., Inc. Class A*	528,774
14,322	Bunge Ltd.	1,119,264
1,604	Campbell Soup Co.	73,126
29,009	Coca-Cola Co.	1,569,677
3,930	Conagra Brands, Inc.	142,973
4,651	Darling Ingredients, Inc.*	313,943
52,006	Flowers Foods, Inc.	1,258,545
17,119	General Mills, Inc.	1,043,061
711	Hershey Co.	123,842
14,110	JM Smucker Co.	1,828,233
5,848	Kellogg Co.	376,202
20,624	PepsiCo., Inc.	3,055,858
3,007	Philip Morris International, Inc.	298,024

		12,626,645

	Health Care Equipment & Services - 6.6%
22,274	Abbott Laboratories	2,582,225
55	Align Technology, Inc.*	33,605

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
5,928	Amedisys, Inc.*	$1,451,945
1,878	Anthem, Inc.	717,020
10,200	Cardinal Health, Inc.	582,318
1,106	Centene Corp.*	80,661
8,071	Cerner Corp.	630,829
14,058	CVS Health Corp.	1,173,000
22,587	DaVita, Inc.*	2,720,152
10,864	Globus Medical, Inc. Class A*	842,286
866	Haemonetics Corp.*	57,710
9,835	Henry Schein, Inc.*	729,659
6,190	Hologic, Inc.*	412,997
1,587	IDEXX Laboratories, Inc.*	1,002,270
623	Integra LifeSciences Holdings Corp.*	42,514
119	Laboratory Corp. of America Holdings*	32,826
4,534	LHC Group, Inc.*	907,979
4,654	Masimo Corp.*	1,128,362
3,529	McKesson Corp.	674,886
10,540	Molina Healthcare, Inc.*	2,667,252
3,682	Novocure Ltd.*	816,741
4,427	Omnicell, Inc.*	670,469
10,850	Premier, Inc. Class A	377,472
7,287	Quidel Corp.*	933,610
1,475	ResMed, Inc.	363,617
2,303	STERIS plc	475,109
9,144	UnitedHealth Group, Inc.	3,661,623
649	West Pharmaceutical Services, Inc.	233,056

		26,002,193

	Household & Personal Products - 1.9%
8,683	Clorox Co.	1,562,159
13,201	Colgate-Palmolive Co.	1,073,901
3,990	Kimberly-Clark Corp.	533,782
24,574	Procter & Gamble Co.	3,315,770
4,042	WD-40 Co.	1,035,924

		7,521,536

	Insurance - 3.1%
6,246	Aflac, Inc.	335,160
8,193	Allstate Corp.	1,068,695
3,116	Arthur J Gallagher & Co.	436,489
4,850	Assurant, Inc.	757,473
2,248	Chubb Ltd.	357,297
28,832	CNA Financial Corp.	1,311,568
2,741	Erie Indemnity Co. Class A	529,972
1,433	Everest Re Group Ltd.	361,130
4,198	Kemper Corp.	310,232
21,544	MetLife, Inc.	1,289,409
35,930	Old Republic International Corp.	895,016
7,534	Principal Financial Group, Inc.	476,074
27,914	Progressive Corp.	2,741,434
9,124	Travelers Cos., Inc.	1,365,954

		12,235,903

	Materials - 4.1%
4,765	AptarGroup, Inc.	671,103
7,359	Avery Dennison Corp.	1,547,156
4,679	Ball Corp.	379,093
12,674	Berry Plastics Group, Inc.*	826,598
9,163	Crown Holdings, Inc.	936,550
15,024	Graphic Packaging Holding Co.	272,535
25,737	International Paper Co.	1,577,935
16,748	Newmont Corp.	1,061,488
7,917	Nucor Corp.	759,478
17,132	Packaging Corp. of America	2,320,015
3,657	PPG Industries, Inc.	620,849
5,413	Reliance Steel & Aluminum Co.	816,822

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
10,632	RPM International, Inc.	$942,846
4,796	Scotts Miracle-Gro Co.	920,448
13,563	Sealed Air Corp.	803,608
903	Sherwin-Williams Co.	246,022
10,964	Sonoco Products Co.	733,492
14,393	Steel Dynamics, Inc.	857,823

		16,293,861

	Media & Entertainment - 6.1%
10,629	Activision Blizzard, Inc.	1,014,432
1,538	Alphabet, Inc. Class A*	3,755,473
22,824	Altice USA, Inc. Class A*	779,211
55	Cable One, Inc.	105,205
1,416	Charter Communications, Inc. Class A*	1,021,573
60,076	Comcast Corp. Class A	3,425,533
20,689	Discovery, Inc. Class A*(1)	634,739
3,110	Electronic Arts, Inc.	447,311
12,375	Facebook, Inc. Class A*	4,302,911
22,806	Interpublic Group of Cos., Inc.	740,967
2,876	Match Group, Inc.*	463,755
3,057	Netflix, Inc.*	1,614,738
6,187	New York Times Co. Class A	269,444
26,215	News Corp. Class A	675,561
8,913	Omnicom Group, Inc.	712,951
5,481	Snap, Inc. Class A*	373,475
10,388	Take-Two Interactive Software, Inc.*	1,838,884
10,964	Walt Disney Co.*	1,927,142

		24,103,305

	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
31,271	AbbVie, Inc.	3,522,365
467	Agilent Technologies, Inc.	69,027
9,326	Alexion Pharmaceuticals, Inc.*	1,713,280
3,645	Amgen, Inc.	888,469
1,901	Bio-Rad Laboratories, Inc. Class A*	1,224,795
17,336	Blueprint Medicines Corp.*	1,524,875
5,787	Bristol-Myers Squibb Co.	386,687
17,718	Eli Lilly & Co.	4,066,635
8,920	Gilead Sciences, Inc.	614,231
10,537	Horizon Therapeutics plc*	986,685
12,353	Jazz Pharmaceuticals plc*	2,194,387
22,378	Johnson & Johnson	3,686,552
44,920	Merck & Co., Inc.	3,493,428
702	Mettler-Toledo International, Inc.*	972,509
4,496	Organon & Co.*	136,049
58,099	Pfizer, Inc.	2,275,157
2,845	Regeneron Pharmaceuticals, Inc.*	1,589,046
901	Seagen, Inc.*	142,250
5,043	Thermo Fisher Scientific, Inc.	2,544,042
14,754	United Therapeutics Corp.*	2,647,015
1,408	Waters Corp.*	486,619

		35,164,103

	Real Estate - 3.9%
4,378	Alexandria Real Estate Equities, Inc. REIT	796,533
8,549	American Homes 4 Rent Class A, REIT	332,129
17,824	Americold Realty Trust REIT	674,638
10,589	CBRE Group, Inc. Class A*	907,795
4,392	Coresite Realty Corp. REIT	591,163
3,406	Crown Castle International Corp. REIT	664,511
32,376	CubeSmart REIT	1,499,656
9,086	Digital Realty Trust, Inc. REIT	1,367,079
8,985	Duke Realty Corp. REIT	425,440
657	Equinix, Inc. REIT	527,308
11,063	Extra Space Storage, Inc. REIT	1,812,341
2,765	Innovative Industrial Properties, Inc. REIT	528,170

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
17,137	Iron Mountain, Inc. REIT	$725,238
291	Jones Lang LaSalle, Inc. REIT*	56,879
15,991	Life Storage, Inc. REIT	1,716,634
8,901	Medical Properties Trust, Inc. REIT	178,910
8,658	Public Storage REIT	2,603,374
1,558	STORE Capital Corp. REIT	53,767

		15,461,565

	Retailing - 7.9%
3,070	Advance Auto Parts, Inc.	629,780
917	Amazon.com, Inc.*	3,154,627
1,049	AutoZone, Inc.*	1,565,339
7,677	Best Buy Co., Inc.	882,701
12,957	Dollar General Corp.	2,803,765
20,254	Dollar Tree, Inc.*	2,015,273
22,343	eBay, Inc.	1,568,702
1,298	Foot Locker, Inc.	79,996
4,935	Genuine Parts Co.	624,129
10,840	Home Depot, Inc.	3,456,768
1,103	Lithia Motors, Inc. Class A	379,035
2,994	Lowe’s Cos., Inc.	580,746
1,880	O’Reilly Automotive, Inc.*	1,064,475
4,985	Pool Corp.	2,286,420
175,280	Qurate Retail, Inc.	2,294,415
4,218	Stamps.com, Inc.*	844,823
20,881	Target Corp.	5,047,773
2,747	TJX Cos., Inc.	185,203
8,934	Tractor Supply Co.	1,662,260

		31,126,230

	Semiconductors & Semiconductor Equipment - 5.4%
2,991	Applied Materials, Inc.	425,918
5,799	Broadcom, Inc.	2,765,195
2,281	Entegris, Inc.	280,495
14,371	First Solar, Inc.*	1,300,719
35,831	Intel Corp.	2,011,552
2,427	KLA Corp.	786,858
9,652	Lattice Semiconductor Corp.*	542,249
10,782	Maxim Integrated Products, Inc.	1,135,992
3,982	Micron Technology, Inc.*	338,390
1,113	Monolithic Power Systems, Inc.	415,650
2,175	NVIDIA Corp.	1,740,218
7,772	Power Integrations, Inc.	637,770
4,291	Qorvo, Inc.*	839,534
26,856	QUALCOMM, Inc.	3,838,528
487	SolarEdge Technologies, Inc.*	134,592
5,706	Teradyne, Inc.	764,376
10,118	Texas Instruments, Inc.	1,945,692
8,477	Xilinx, Inc.	1,226,113

		21,129,841

	Software & Services - 11.8%
5,363	Accenture plc Class A	1,580,959
5,727	Adobe, Inc.*	3,353,960
6,942	Akamai Technologies, Inc.*	809,437
16,874	Alarm.com Holdings, Inc.*	1,429,228
13,814	Amdocs Ltd.	1,068,651
2,081	Aspen Technology, Inc.*	286,221
5,118	Automatic Data Processing, Inc.	1,016,537
6,777	Black Knight, Inc.*	528,470
10,957	Broadridge Financial Solutions, Inc.	1,769,884
9,103	Cadence Design Systems, Inc.*	1,245,472
9,258	Citrix Systems, Inc.	1,085,686
18,196	Cognizant Technology Solutions Corp. Class A	1,260,255
18,857	Dolby Laboratories, Inc. Class A	1,853,455
1,603	EPAM Systems, Inc.*	819,069

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
4,168	Five9, Inc.*	$764,370
6,952	International Business Machines Corp.	1,019,094
2,269	Intuit, Inc.	1,112,196
13,220	j2 Global, Inc.*	1,818,411
2,420	Jack Henry & Associates, Inc.	395,694
3,067	Mastercard, Inc. Class A	1,119,731
11,345	MAXIMUS, Inc.	998,020
12,856	Microsoft Corp.	3,482,690
1,895	MicroStrategy, Inc. Class A*(1)	1,259,228
30,727	Nortonlifelock, Inc.	836,389
17,848	Nuance Communications, Inc.*	971,645
34,270	Oracle Corp.	2,667,577
353	Palo Alto Networks, Inc.*	130,981
15,268	Paychex, Inc.	1,638,256
8,121	PayPal Holdings, Inc.*	2,367,109
299	RingCentral, Inc. Class A*	86,883
6,482	salesforce.com, Inc.*	1,583,358
882	ServiceNow, Inc.*	484,703
4,350	Synopsys, Inc.*	1,199,687
1,565	Tyler Technologies, Inc.*	707,959
5,440	Verint Systems, Inc.*	245,181
6,570	Visa, Inc. Class A	1,536,197
7,790	VMware, Inc. Class A*(1)	1,246,166
25,617	Western Union Co.	588,423
1,260	Zendesk, Inc.*	181,868

		46,549,100

	Technology Hardware & Equipment - 7.6%
6,758	Amphenol Corp. Class A	462,315
28,526	Apple, Inc.	3,906,921
17,255	Arrow Electronics, Inc.*	1,964,137
698	CDW Corp.	121,906
19,217	Ciena Corp.*	1,093,255
64,068	Cisco Systems, Inc.	3,395,604
21,731	Corning, Inc.	888,798
6,889	F5 Networks, Inc.*	1,285,901
39,742	Flex Ltd.*	710,190
6,899	Hewlett Packard Enterprise Co.	100,587
92,396	HP, Inc.	2,789,435
24,694	Juniper Networks, Inc.	675,381
12,170	Keysight Technologies, Inc.*	1,879,170
4,394	Motorola Solutions, Inc.	952,839
11,697	NCR Corp.*	533,500
41,807	NetApp, Inc.	3,420,649
42,223	Seagate Technology Holdings plc	3,712,668
1,827	Trimble, Inc.*	149,503
2,418	Ubiquiti, Inc.	754,875
2,015	Zebra Technologies Corp. Class A*	1,066,922

		29,864,556

	Telecommunication Services - 2.8%
104,041	AT&T, Inc.	2,994,300
3,757	Lumen Technologies, Inc.	51,058
21,627	T-Mobile U.S., Inc.*	3,132,238
85,064	Verizon Communications, Inc.	4,766,136

		10,943,732

	Transportation - 2.7%
2,612	AMERCO	1,539,513
18,147	CH Robinson Worldwide, Inc.	1,699,829
11,829	Expeditors International of Washington, Inc.	1,497,551
4,286	FedEx Corp.	1,278,642
3,001	J.B. Hunt Transport Services, Inc.	489,013
7,275	Landstar System, Inc.	1,149,596
2,777	Saia, Inc.*	581,754

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

Shares or Principal Amount			Market Value†
11,678	United Parcel Service, Inc. Class B		$2,428,674

			10,664,572

	Utilities - 4.7%
9,624	Alliant Energy Corp.		536,634
14,160	Ameren Corp.		1,133,366
4,918	American Electric Power Co., Inc.		416,014
4,219	American Water Works Co., Inc.		650,274
3,513	Atmos Energy Corp.		337,634
16,365	Avangrid, Inc.		841,652
16,152	CMS Energy Corp.		954,260
15,651	Consolidated Edison, Inc.		1,122,490
5,475	Dominion Energy, Inc.		402,796
2,646	DTE Energy Co.		342,922
11,256	Duke Energy Corp.		1,111,192
2,325	Edison International		134,432
4,216	Eversource Energy		338,292
24,234	Exelon Corp.		1,073,809
6,480	IDACORP, Inc.		631,800
11,049	MDU Resources Group, Inc.		346,276
36,689	NextEra Energy, Inc.		2,688,570
17,874	NRG Energy, Inc.		720,322
8,861	Ormat Technologies, Inc.		616,105
14,014	PPL Corp.		391,972
12,349	Public Service Enterprise Group, Inc.		737,729
17,236	Southern Co.		1,042,950
10,794	WEC Energy Group, Inc.		960,126
14,240	Xcel Energy, Inc.		938,131

			18,469,748

	Total Common Stocks (cost $333,087,325)		$392,211,536

Short-Term Investments - 0.7%
	Securities Lending Collateral - 0.7%
418,055	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)		418,055
2,167,778	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.03%(2)		2,167,778
110,072	Invesco Government & Agency Portfolio, Institutional Class, 0.03%(2)		110,072

			2,695,905

	U.S. Treasury Securities - 0.0%
11,000	U.S. Treasury Bills - 0.0% 0.05%, 05/19/2022(3)(4)		10,993

	Total Short-Term Investments (cost $2,706,900)		$2,706,898

	Total Investments (cost $335,794,225)	100.3%	$394,918,434
	Other Assets and Liabilities	(0.3)%	(1,370,054)

	Total Net Assets	100.0%	$393,548,380

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

(3)	The rate shown represents current yield to maturity.
(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2021, the market value of securities pledged was $10,993.

Futures Contracts Outstanding at June 30, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	6	09/17/2021	$1,286,580	$17,051

Total futures contracts				$17,051

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued) June 30, 2021 (Unaudited)

    Fair Value Summary

    The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$2,414,172	$2,414,172	$—	$—
Banks	9,360,351	9,360,351	—	—
Capital Goods	17,480,989	17,480,989	—	—
Commercial & Professional Services	5,782,895	5,782,895	—	—
Consumer Durables & Apparel	8,473,999	8,473,999	—	—
Consumer Services	3,546,730	3,546,730	—	—
Diversified Financials	12,220,106	12,220,106	—	—
Energy	4,900,043	4,900,043	—	—
Food & Staples Retailing	9,875,361	9,875,361	—	—
Food, Beverage & Tobacco	12,626,645	12,626,645	—	—
Health Care Equipment & Services	26,002,193	26,002,193	—	—
Household & Personal Products	7,521,536	7,521,536	—	—
Insurance	12,235,903	12,235,903	—	—
Materials	16,293,861	16,293,861	—	—
Media & Entertainment	24,103,305	24,103,305	—	—
Pharmaceuticals, Biotechnology & Life Sciences	35,164,103	35,164,103	—	—
Real Estate	15,461,565	15,461,565	—	—
Retailing	31,126,230	31,126,230	—	—
Semiconductors & Semiconductor Equipment	21,129,841	21,129,841	—	—
Software & Services	46,549,100	46,549,100	—	—
Technology Hardware & Equipment	29,864,556	29,864,556	—	—
Telecommunication Services	10,943,732	10,943,732	—	—
Transportation	10,664,572	10,664,572	—	—
Utilities	18,469,748	18,469,748	—	—
Short-Term Investments	2,706,898	2,695,905	10,993	—
Futures Contracts(2)	17,051	17,051	—	—

Total	$394,935,485	$394,924,492	$10,993	$—

(1)	For the period ended June 30, 2021, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

HARTFORD MULTIFACTOR ETFs

NOTES TO THE SCHEDULES OF INVESTMENTS

June 30, 2021 (Unaudited)

1.  Investment Valuation and Fair Value Measurements:

Lattice Strategies Trust (the “Trust”), which consists of multiple investment series (each a “Fund” and, collectively, “Funds”) values securities and other investments as follows: For each Fund’s shares (“Shares”), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the (“Exchange Close”) Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.